JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)		Value ($000)
CORPORATE BONDS — 53.4%
Argentina — 0.0%(a)
Agua y Saneamientos Argentinos SA 6.63%, 2/1/2023(b)		2,065	980

Australia — 0.2%
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(c)		230	237
5.13%, 5/15/2024(c)		230	248
Glencore Funding LLC 2.50%, 9/1/2030(c)		3,363	3,352
Westpac Banking Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034(d)		980	1,113

			4,950

Austria — 0.1%
ams AG
6.00%, 7/31/2025(b)	EUR	1,360	1,744
7.00%, 7/31/2025(c)		1,235	1,365

			3,109

Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic 4.75%, 3/13/2023(b)		2,273	2,416

Belgium — 1.1%
Anheuser-Busch Cos. LLC 4.90%, 2/1/2046		4,955	6,462
Anheuser-Busch InBev SA/NV 2.00%, 3/17/2028(b)	EUR	900	1,220
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/2029		2,570	3,153
4.90%, 1/23/2031		1,630	2,081
4.44%, 10/6/2048		1,981	2,479
KBC Group NV (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024(b)(d)(e)(f)	EUR	10,200	13,001
Sarens Finance Co. NV 5.75%, 2/21/2027(b)	EUR	500	531
Solvay Finance SACA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023(b)(d)(e)(f)	EUR	1,871	2,455
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028(b)	EUR	2,000	2,478

			33,860

Brazil — 0.7%
Banco do Brasil SA (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024(b)(d)(e)(f)		1,431	1,437
Gerdau Trade, Inc. 4.88%, 10/24/2027(b)		2,490	2,822
Klabin Austria GmbH 7.00%, 4/3/2049(b)		2,991	3,733
MV24 Capital BV 6.75%, 6/1/2034(c)		3,140	3,389
Petrobras Global Finance BV 6.90%, 3/19/2049		4,560	5,503
Suzano Austria GmbH
3.75%, 1/15/2031		806	849
7.00%, 3/16/2047(b)		1,660	2,155
Vale Overseas Ltd. 3.75%, 7/8/2030		2,876	3,157

			23,045

Canada — 0.7%
1011778 BC ULC 4.00%, 10/15/2030(c)		975	973
Advanz Pharma Corp. Ltd. 8.00%, 9/6/2024		687	680
Bombardier, Inc.
6.13%, 5/15/2021(b)	EUR	600	716
6.00%, 10/15/2022(c)		210	199
6.13%, 1/15/2023(c)		597	557
7.50%, 12/1/2024(c)		287	257
7.88%, 4/15/2027(c)		267	228
Cenovus Energy, Inc. 5.38%, 7/15/2025		870	959
Emera US Finance LP 4.75%, 6/15/2046		2,050	2,577
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(d)		1,143	1,311
Enbridge, Inc. 3.13%, 11/15/2029		2,560	2,778
GFL Environmental, Inc.
3.75%, 8/1/2025(c)		385	393
4.00%, 8/1/2028(c)		2,000	1,990
MEG Energy Corp.
6.50%, 1/15/2025(c)		1,952	1,991
7.13%, 2/1/2027(c)		829	812
NOVA Chemicals Corp.
5.00%, 5/1/2025(c)		570	590
5.25%, 6/1/2027(c)		296	309
Open Text Corp. 5.88%, 6/1/2026(c)		272	284
Precision Drilling Corp.
7.75%, 12/15/2023		720	579
5.25%, 11/15/2024		180	117
7.13%, 1/15/2026(c)		684	451
Stars Group Holdings BV 7.00%, 7/15/2026(c)		245	259

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Transcanada Trust Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(d)		988	1,097
Videotron Ltd. 5.38%, 6/15/2024(c)		1,300	1,443

			21,550

Chile — 0.2%
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050(c)		2,890	3,627
Kenbourne Invest SA 6.88%, 11/26/2024(c)		2,760	2,935

			6,562

China — 0.7%
Alibaba Group Holding Ltd. 3.40%, 12/6/2027		2,420	2,711
China Evergrande Group
7.50%, 6/28/2023(b)		2,501	2,005
8.75%, 6/28/2025(b)		3,260	2,509
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027(b)		1,253	1,291
Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027(b)		3,620	3,907
New Metro Global Ltd. 6.50%, 4/23/2021(b)		2,750	2,767
Sino-Ocean Land Treasure III Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 4.90%, 9/21/2022(b)(d)(e)(f)		635	530
Tencent Holdings Ltd. 3.98%, 4/11/2029(b)		2,340	2,658
Yuzhou Group Holdings Co. Ltd. 8.38%, 10/30/2024(b)		2,610	2,784

			21,162

Colombia — 0.2%
Ecopetrol SA 5.88%, 5/28/2045		5,900	6,994

Denmark — 0.2%
Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.73%), 5.00%, 1/12/2023(c)(d)		1,940	2,021
DKT Finance ApS 7.00%, 6/17/2023(b)	EUR	600	736
Nykredit Realkredit A/S Series CCE, 1.00%, 10/1/2050(b) DKK		8,918	1,439
TDC A/S 5.00%, 3/2/2022(g)	EUR	1,100	1,375

			5,571

France — 3.8%
Accor SA
1.25%, 1/25/2024(b)(g)	EUR	500	608
(EUR Swap Annual 5 Year + 4.56%), 4.37%, 1/30/2024(b)(d)(e)(f)	EUR	600	723
Altice France SA
7.38%, 5/1/2026(c)		1,875	1,969
5.88%, 2/1/2027(b)	EUR	1,350	1,717
3.38%, 1/15/2028(b)	EUR	659	773
4.13%, 1/15/2029(c)	EUR	595	725
Banijay Entertainment SASU 3.50%, 3/1/2025(b)	EUR	1,249	1,493
Banijay Group SAS 6.50%, 3/1/2026(b)	EUR	400	478
BPCE SA
3.00%, 5/22/2022(c)		1,124	1,165
5.15%, 7/21/2024(c)		8,195	9,288
4.88%, 4/1/2026(c)		1,880	2,191
(EUR Swap Annual 5 Year + 2.37%), 2.75%, 11/30/2027(b)(d)	EUR	1,200	1,504
Burger King France SAS 6.00%, 5/1/2024(b)	EUR	1,000	1,226
Casino Guichard Perrachon SA
1.87%, 6/13/2022(b)	EUR	1,800	2,136
4.56%, 1/25/2023(b)(g)	EUR	2,000	2,367
CMA CGM SA 5.25%, 1/15/2025(b)	EUR	520	611
Credit Agricole SA
3.25%, 10/4/2024(c)		2,150	2,334
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(c)(d)(e)(f)		10,200	12,304
(EUR Swap Annual 5 Year + 1.90%), 1.63%, 6/5/2030(b)(d)	EUR	2,300	2,855
Electricite de France SA
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026(b)(d)(e)(f)	EUR	1,800	2,454
(EUR Swap Annual 5 Year + 3.20%), 3.00%, 9/3/2027(b)(d)(e)(f)	EUR	1,000	1,250
(EUR Swap Annual 5 Year + 4.00%), 3.37%, 6/15/2030(b)(d)(e)(f)	EUR	800	1,016
Elis SA 2.88%, 2/15/2026(b)	EUR	2,100	2,605
Engie SA Series NC10, (EUR Swap Annual 10 Year + 2.65%), 3.87%, 6/2/2024(b)(d)(e)(f)	EUR	5,600	7,340
Faurecia SE
2.63%, 6/15/2025(b)	EUR	650	789
3.13%, 6/15/2026(b)	EUR	1,200	1,479
2.38%, 6/15/2027(b)	EUR	700	841
La Financiere Atalian SASU

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
4.00%, 5/15/2024(b)	EUR	1,550	1,716
5.13%, 5/15/2025(b)	EUR	1,016	1,130
Orange SA
(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025(b)(d)(e)(f)	EUR	1,400	1,754
(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026(b)(d)(e)(f)	EUR	1,000	1,220
Orano SA 4.88%, 9/23/2024	EUR	2,300	3,129
Parts Europe SA
6.50%, 7/16/2025(b)	EUR	727	898
6.50%, 7/16/2025(c)	EUR	329	406
Picard Groupe SAS (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/2023(b)(d)	EUR	1,000	1,186
Quatrim SASU 5.88%, 1/15/2024(b)	EUR	1,376	1,693
Renault SA
1.25%, 6/24/2025(b)	EUR	1,500	1,724
2.00%, 9/28/2026(b)	EUR	900	1,058
1.13%, 10/4/2027(b)	EUR	1,100	1,208
Rexel SA
2.13%, 6/15/2025(b)	EUR	1,000	1,195
2.75%, 6/15/2026(b)	EUR	1,000	1,214
Societe Generale SA
(EUR Swap Annual 5 Year + 5.54%), 6.75%, 4/7/2021(b)(d)(e)(f)	EUR	850	1,029
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(c)(d)(e)(f)		1,190	1,229
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030(c)(d)(e)(f)		8,870	9,197
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.65%, 7/8/2035(c)(d)		2,965	3,114
SPIE SA 3.13%, 3/22/2024(b)	EUR	2,900	3,648
Tereos Finance Groupe I SA 4.13%, 6/16/2023(b)	EUR	1,000	1,176
Total Capital International SA
2.83%, 1/10/2030		4,885	5,453
3.13%, 5/29/2050		800	876
TOTAL SE
(EUR Swap Annual 5 Year + 3.78%), 3.87%, 5/18/2022(b)(d)(e)(f)	EUR	1,750	2,187
(EUR Swap Annual 5 Year + 1.77%), 1.75%, 4/4/2024(b)(d)(e)(f)	EUR	4,000	4,865
Vallourec SA
6.63%, 10/15/2022(b)	EUR	449	359
6.38%, 10/15/2023(b)	EUR	200	160
2.25%, 9/30/2024(b)	EUR	800	639

			117,704

Germany — 2.2%
ADLER Real Estate AG
1.88%, 4/27/2023(b)	EUR	1,000	1,192
2.13%, 2/6/2024(b)	EUR	375	449
Bayer AG
(EUR Swap Annual 5 Year + 2.55%), 3.75%, 7/1/2074(b)(d)	EUR	2,315	2,942
(EUR Swap Annual 5 Year + 2.01%), 2.38%, 4/2/2075(b)(d)	EUR	601	729
(EURIBOR ICE Swap Rate 5 Year + 2.65%), 2.38%, 11/12/2079(b)(d)	EUR	2,400	2,890
Bayer Capital Corp. BV 2.13%, 12/15/2029(b)	EUR	5,200	7,098
CBR Fashion Finance BV 5.13%, 10/1/2022(b)	EUR	875	1,036
CeramTec BondCo GmbH 5.25%, 12/15/2025(b)	EUR	1,300	1,562
Cheplapharm Arzneimittel GmbH 3.50%, 2/11/2027(b)	EUR	1,230	1,470
Commerzbank AG (EUR Swap Annual 5 Year + 6.74%), 6.50%, 10/9/2029(b)(d)(e)(f)	EUR	5,000	6,551
Deutsche Bank AG
4.25%, 10/14/2021		993	1,019
(SOFR + 2.16%), 2.22%, 9/18/2024(d)		4,480	4,571
Douglas GmbH 6.25%, 7/15/2022(b)	EUR	1,250	1,372
IHO Verwaltungs GmbH
3.75% (cash), 9/15/2026(b)(h)	EUR	1,200	1,474
3.88% (cash), 5/15/2027(b)(h)(i)	EUR	1,000	1,233
K+S AG 2.63%, 4/6/2023(b)	EUR	900	1,060
Kirk Beauty One GmbH 8.75%, 7/15/2023(b)	EUR	350	286
LANXESS AG (EUR Swap Annual 5 Year + 4.51%), 4.50%, 12/6/2076(b)(d)	EUR	750	957
Nidda BondCo GmbH 5.00%, 9/30/2025(b)	EUR	3,225	3,865
Nidda Healthcare Holding GmbH 3.50%, 9/30/2024(b)	EUR	2,184	2,605

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
ProGroup AG 3.00%, 3/31/2026(b)	EUR	787	948
Rebecca Bidco GmbH 5.75%, 7/15/2025(b)	EUR	992	1,247
RWE AG (EUR Swap Annual 5 Year + 3.25%), 3.50%, 4/21/2075(b)(d)	EUR	800	1,031
Schaeffler AG 2.88%, 3/26/2027(b)	EUR	1,850	2,317
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 7/15/2025(b)	EUR	1,400	1,641
Tele Columbus AG 3.88%, 5/2/2025(b)	EUR	726	829
thyssenkrupp AG
1.38%, 3/3/2022(b)	EUR	2,100	2,483
1.88%, 3/6/2023(b)	EUR	400	471
2.88%, 2/22/2024(b)	EUR	300	354
Vertical Midco GmbH 4.38%, 7/15/2027(b)	EUR	1,166	1,459
Volkswagen International Finance NV
(EUR Swap Annual 10 Year + 3.35%), 5.12%, 9/4/2023(b)(d)(e)(f)	EUR	838	1,087
(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025(b)(d)(e)(f)	EUR	1,900	2,391
(EUR Swap Annual 12 Year + 2.97%), 4.62%, 3/24/2026(b)(d)(e)(f)	EUR	3,100	4,095
WEPA Hygieneprodukte GmbH 2.88%, 12/15/2027(b)	EUR	800	962
ZF Europe Finance BV 2.00%, 2/23/2026(b)	EUR	1,300	1,524
ZF Finance GmbH 3.75%, 9/21/2028(b)	EUR	1,400	1,753

			68,953

Greece — 0.4%
Alpha Bank AE 2.50%, 2/5/2023(b)	EUR	10,700	13,312
Ellaktor Value plc 6.38%, 12/15/2024(b)	EUR	300	333

			13,645

India — 0.2%
Adani Ports & Special Economic Zone Ltd. 3.95%, 1/19/2022(b)		2,590	2,646
NTPC Ltd. 3.75%, 4/3/2024(b)		2,540	2,675

			5,321

Indonesia — 0.6%
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028(b)		2,155	2,684
5.45%, 5/15/2030(c)		2,380	2,825
6.76%, 11/15/2048(b)		3,660	4,933
Pertamina Persero PT 3.65%, 7/30/2029(c)		3,619	4,017
Perusahaan Listrik Negara PT 4.00%, 6/30/2050(b)		1,545	1,600
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027(b)		610	676
3.00%, 6/30/2030(c)		2,940	3,046

			19,781

Ireland — 0.8%
AerCap Ireland Capital DAC
5.00%, 10/1/2021		1,515	1,564
4.63%, 7/1/2022		3,765	3,950
AIB Group plc (EUR Swap Annual 5 Year + 5.70%), 5.25%, 10/9/2024(b)(d)(e)(f)	EUR	3,700	4,594
Avolon Holdings Funding Ltd.
3.95%, 7/1/2024(c)		2,337	2,402
4.25%, 4/15/2026(c)		2,300	2,382
4.38%, 5/1/2026(c)		1,075	1,110
eircom Finance DAC 3.50%, 5/15/2026(b)	EUR	2,930	3,572
Park Aerospace Holdings Ltd. 5.50%, 2/15/2024(c)		1,000	1,067
Smurfit Kappa Acquisitions ULC
2.75%, 2/1/2025(b)	EUR	500	644
2.88%, 1/15/2026(b)	EUR	1,750	2,291
Smurfit Kappa Treasury ULC 1.50%, 9/15/2027(b)	EUR	800	984
Virgin Media Vendor Financing Notes III DAC 4.88%, 7/15/2028(c)	GBP	689	944

			25,504

Israel — 0.2%
Leviathan Bond Ltd.
6.13%, 6/30/2025(b)		2,229	2,385
6.50%, 6/30/2027(b)		2,417	2,663
6.75%, 6/30/2030(b)		1,390	1,522

			6,570

Italy — 1.5%
Atlantia SpA
1.63%, 2/3/2025(b)	EUR	800	945
1.88%, 7/13/2027(b)	EUR	650	756
Autostrade per l’Italia SpA
1.13%, 11/4/2021(b)	EUR	375	441
1.63%, 6/12/2023	EUR	200	237
1.88%, 11/4/2025(b)	EUR	900	1,066
1.75%, 6/26/2026(b)	EUR	975	1,146
1.75%, 2/1/2027(b)	EUR	1,000	1,172
1.88%, 9/26/2029(b)	EUR	200	234
Enel Finance International NV
3.63%, 5/25/2027(c)		3,570	4,048
3.50%, 4/6/2028(c)		3,665	4,184
Enel SpA (EUR Swap Annual 5 Year + 2.10%), 2.50%, 11/24/2078(b)(d)	EUR	2,188	2,702
Infrastrutture Wireless Italiane SpA 1.88%, 7/8/2026(b)	EUR	1,000	1,250

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Leonardo SpA 4.88%, 3/24/2025	EUR	2,000	2,726
Pro-Gest SpA 3.25%, 12/15/2024(b)	EUR	300	318
Rossini SARL 6.75%, 10/30/2025(b)	EUR	1,600	2,033
Saipem Finance International BV
3.75%, 9/8/2023(b)	EUR	600	752
2.63%, 1/7/2025(b)	EUR	500	610
Telecom Italia Capital SA
6.38%, 11/15/2033		1,324	1,582
6.00%, 9/30/2034		68	81
7.20%, 7/18/2036		1,300	1,664
Telecom Italia Finance SA
7.75%, 1/24/2033	EUR	950	1,668
Telecom Italia SpA
3.25%, 1/16/2023(b)	EUR	300	377
3.00%, 9/30/2025(b)	EUR	1,700	2,155
3.63%, 5/25/2026(b)	EUR	4,850	6,328
UniCredit SpA (EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.87%, 6/3/2027(b)(d)(e)(f)	EUR	6,000	6,378

			44,853

Japan — 0.2%
Sumitomo Mitsui Financial Group, Inc. 1.47%, 7/8/2025		2,290	2,341
Takeda Pharmaceutical Co. Ltd.
3.03%, 7/9/2040		1,220	1,291
3.18%, 7/9/2050		1,220	1,304

			4,936

Kazakhstan — 0.2%
KazMunayGas National Co. JSC 4.75%, 4/19/2027(b)		4,910	5,645

Kuwait — 0.1%
MEGlobal Canada ULC 5.00%, 5/18/2025(c)		2,530	2,809

Luxembourg — 1.1%
Altice Financing SA 7.50%, 5/15/2026(c)		1,825	1,925
Altice Finco SA 4.75%, 1/15/2028(b)	EUR	2,025	2,301
Altice France Holding SA
8.00%, 5/15/2027(c)	EUR	2,823	3,630
8.00%, 5/15/2027(b)	EUR	2,450	3,151
4.00%, 2/15/2028(b)	EUR	1,500	1,689
ArcelorMittal SA 1.75%, 11/19/2025(b)	EUR	1,200	1,464
ARD Finance SA 5.00% (cash), 6/30/2027(b)(h)(i)	EUR	1,271	1,540
INEOS Finance plc 3.38%, 3/31/2026(c)	EUR	1,097	1,336
INEOS Group Holdings SA
5.38%, 8/1/2024(b)	EUR	750	906
5.63%, 8/1/2024(c)		500	509
Intelsat Jackson Holdings SA
5.50%, 8/1/2023(j)		902	606
8.00%, 2/15/2024(c)(g)(j)		743	760
8.50%, 10/15/2024(c)(j)		2,785	1,964
Matterhorn Telecom SA 3.13%, 9/15/2026(b)	EUR	1,474	1,746
Monitchem HoldCo 3 SA 5.25%, 3/15/2025(b)	EUR	1,088	1,341
Picard Bondco SA 5.50%, 11/30/2024(b)	EUR	500	611
PLT VII Finance SARL 4.63%, 1/5/2026(b)	EUR	1,023	1,264
SES SA (EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022(b)(d)(e)(f)	EUR	2,700	3,321
Summer BC Holdco A SARL 9.25%, 10/31/2027(b)	EUR	1,658	2,036
Summer BC Holdco B SARL 5.75%, 10/31/2026(b)	EUR	1,083	1,345

			33,445

Malaysia — 0.1%
Petronas Capital Ltd. 4.55%, 4/21/2050(c)		1,580	2,117

Mexico — 1.0%
America Movil SAB de CV 2.88%, 5/7/2030		2,500	2,735
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022(c)(d)(e)(f)		1,320	1,372
Banco Nacional de Comercio Exterior SNC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026(c)(d)		1,900	1,903
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033(c)(d)		4,300	4,481
Cemex SAB de CV 5.20%, 9/17/2030(b)		906	990
Elementia SAB de CV 5.50%, 1/15/2025(c)		1,940	1,963
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050		2,490	2,735
Petroleos Mexicanos
6.75%, 9/21/2047		9,585	8,253
6.95%, 1/28/2060		7,095	6,084

			30,516

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Morocco — 0.1%
OCP SA 6.88%, 4/25/2044(b)		2,280	2,911

Netherlands — 1.1%
ABN AMRO Bank NV
4.75%, 7/28/2025(c)		3,555	4,077
(EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025(b)(d)(e)(f)	EUR	4,900	6,136
ING Groep NV (EUR Swap Annual 5 Year + 1.25%), 1.63%, 9/26/2029(b)(d)	EUR	700	863
Lincoln Financing SARL 3.63%, 4/1/2024(b)	EUR	560	673
Nouryon Holding BV 6.50%, 10/1/2026(b)	EUR	2,075	2,592
OCI NV
3.13%, 11/1/2024(b)	EUR	454	550
3.63%, 10/15/2025(c)	EUR	700	855
Q-Park Holding I BV
1.50%, 3/1/2025(b)	EUR	275	314
2.00%, 3/1/2027(b)	EUR	275	318
Sigma Holdco BV 5.75%, 5/15/2026(b)	EUR	2,493	2,959
Sunshine Mid BV 6.50%, 5/15/2026(b)	EUR	2,500	3,101
Trivium Packaging Finance BV
3.75%, 8/15/2026(b)(g)	EUR	820	999
5.50%, 8/15/2026(c)(g)		200	209
8.50%, 8/15/2027(c)(g)		200	217
United Group BV 4.88%, 7/1/2024(b)	EUR	500	609
UPC Holding BV 5.50%, 1/15/2028(c)		200	212
UPCB Finance IV Ltd. 4.00%, 1/15/2027(b)	EUR	1,094	1,329
UPCB Finance VII Ltd. 3.63%, 6/15/2029(b)	EUR	1,666	2,046
Ziggo Bond Co. BV 3.38%, 2/28/2030(b)	EUR	3,224	3,856
Ziggo BV
4.25%, 1/15/2027(b)	EUR	1,980	2,467
2.88%, 1/15/2030(b)	EUR	165	200

			34,582

Peru — 0.3%
Nexa Resources SA 5.38%, 5/4/2027(b)		4,523	5,009
Southern Copper Corp. 5.88%, 4/23/2045		3,070	4,339

			9,348

Portugal — 0.4%
EDP — Energias de Portugal SA (EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080(b)(d)	EUR	3,100	3,679
EDP Finance BV
5.25%, 1/14/2021(c)		400	402
2.38%, 3/23/2023(b)	EUR	2,000	2,528
3.63%, 7/15/2024(c)		6,630	7,219

			13,828

Qatar — 0.1%
ABQ Finance Ltd. 3.50%, 2/22/2022(b)		2,600	2,660

Russia — 0.2%
Gazprom PJSC 3.25%, 2/25/2030(b)		2,610	2,683
Lukoil Securities BV 3.88%, 5/6/2030(b)		2,500	2,694

			5,377

Saudi Arabia — 0.4%
Saudi Arabian Oil Co.
1.63%, 11/24/2025(c)		1,066	1,085
3.50%, 4/16/2029(b)		2,440	2,699
3.25%, 11/24/2050(c)		1,940	1,946
3.50%, 11/24/2070(c)		6,092	6,130

			11,860

South Africa — 0.0%(a)
Liquid Telecommunications Financing plc 8.50%, 7/13/2022(b)		1,357	1,382

Spain — 2.1%
AI Candelaria Spain SLU 7.50%, 12/15/2028(b)		2,290	2,565
Banco Bilbao Vizcaya Argentaria SA
(EUR Swap Annual 5 Year + 9.18%), 8.87%, 4/14/2021(b)(d)(e)(f)	EUR	2,400	2,938
(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024(b)(d)(e)(f)	EUR	4,000	5,087
Banco de Sabadell SA 1.13%, 3/27/2025(b)	EUR	1,000	1,203
Banco Santander SA 3.25%, 4/4/2026(b)	EUR	200	271
Bankia SA (EUR Swap Annual 5 Year + 6.22%), 6.37%, 9/19/2023(b)(d)(e)(f)	EUR	6,000	7,634
CaixaBank SA
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024(b)(d)(e)(f)	EUR	4,000	5,231
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027(b)(d)	EUR	2,000	2,459
Cellnex Telecom SA 2.88%, 4/18/2025(b)	EUR	1,300	1,679
Cirsa Finance International SARL
6.25%, 12/20/2023(b)	EUR	639	757
4.75%, 5/22/2025(b)	EUR	390	449

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
eDreams ODIGEO SA 5.50%, 9/1/2023(b)	EUR	1,250	1,420
Grifols SA
1.63%, 2/15/2025(b)	EUR	1,430	1,706
3.20%, 5/1/2025(b)	EUR	400	482
2.25%, 11/15/2027(b)	EUR	1,301	1,568
Grupo Antolin-Irausa SA
3.25%, 4/30/2024(b)	EUR	675	785
3.38%, 4/30/2026(b)	EUR	400	451
Iberdrola International BV
(EUR Swap Annual 5 Year + 2.06%), 2.63%, 3/26/2024(b)(d)(e)(f)	EUR	3,400	4,269
(EUR Swap Annual 5 Year + 2.97%), 3.25%, 11/12/2024(b)(d)(e)(f)	EUR	4,200	5,460
Lorca Telecom Bondco SA
4.00%, 9/18/2027(b)	EUR	1,000	1,245
4.00%, 9/18/2027(c)	EUR	691	862
Naturgy Finance BV (EUR Swap Annual 8 Year + 3.35%), 4.12%, 11/18/2022(b)(d)(e)(f)	EUR	1,000	1,259
NorteGas Energia Distribucion SA 2.07%, 9/28/2027(b)	EUR	186	242
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075(b)(d)	EUR	2,950	3,864
Telefonica Emisiones SA 4.67%, 3/6/2038		930	1,116
Telefonica Europe BV
(EUR Swap Annual 5 Year + 2.33%), 2.63%, 3/7/2023(b)(d)(e)(f)	EUR	3,100	3,730
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023(b)(d)(e)(f)	EUR	2,400	2,918
(EUR Swap Annual 10 Year + 4.30%), 5.87%, 3/31/2024(b)(d)(e)(f)	EUR	2,700	3,594
(EUR Swap Annual 8 Year + 2.97%), 3.87%, 6/22/2026(b)(d)(e)(f)	EUR	500	635

			65,879

Sweden — 0.3%
Dometic Group AB 3.00%, 5/8/2026(b)	EUR	900	1,100
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.69%), 6.25%, 3/1/2024(b)(d)(e)(f)		600	657
Telefonaktiebolaget LM Ericsson 1.88%, 3/1/2024(b)	EUR	950	1,195
Verisure Holding AB 3.88%, 7/15/2026(b)	EUR	807	983
Verisure Midholding AB 5.75%, 12/1/2023(b)	EUR	3,276	3,944
Volvo Car AB 2.00%, 1/24/2025(b)	EUR	1,900	2,318

			10,197

Switzerland — 1.3%
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(c)(d)(e)(f)		1,210	1,317
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(c)(d)(e)(f)		7,280	8,099
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(c)(d)(e)(f)		3,591	3,937
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026(c)(d)(e)(f)		3,800	4,232
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027(c)(d)(e)(f)		1,410	1,495
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(c)(d)		1,585	1,795
(SOFR + 3.73%), 4.19%, 4/1/2031(c)(d)		3,650	4,301
UBS Group AG
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022(b)(d)(e)(f)	EUR	4,950	6,200
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024(c)(d)(e)(f)		2,490	2,730
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(b)(d)(e)(f)		3,450	3,925
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025(b)(d)(e)(f)		1,705	1,924

			39,955

Taiwan — 0.1%
Competition Team Technologies Ltd. 3.75%, 3/12/2024(b)		2,490	2,681

Thailand — 0.1%
Thai Oil PCL 3.63%, 1/23/2023(b)		2,510	2,618

United Arab Emirates — 0.2%
DP World Crescent Ltd. 4.85%, 9/26/2028(b)		2,490	2,832

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Fab Sukuk Co. Ltd.
3.88%, 1/22/2024(b)		1,490	1,607
2.50%, 1/21/2025(b)		929	969
Mashreqbank PSC 4.25%, 2/26/2024(b)		466	499

			5,907

United Kingdom — 3.4%
BAE Systems plc 3.00%, 9/15/2050(c)		620	657
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(d)(e)(f)		294	316
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.58%), 7.12%, 6/15/2025(d)(e)(f)	GBP	2,142	3,180
4.84%, 5/9/2028		710	808
(ICE LIBOR USD 3 Month + 3.05%), 5.09%, 6/20/2030(d)		305	360
BAT Capital Corp.
3.56%, 8/15/2027		3,645	4,050
2.26%, 3/25/2028		4,150	4,279
4.39%, 8/15/2037		2,620	2,952
4.54%, 8/15/2047		3,240	3,649
Boparan Finance plc 7.63%, 11/30/2025(c)	GBP	604	821
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025(d)(e)(f)		3,406	3,636
(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026(b)(d)(e)(f)	EUR	5,700	7,250
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030(d)(e)(f)		1,635	1,803
British Telecommunications plc (EURIBOR ICE Swap Rate 5 Year + 2.38%), 1.87%, 8/18/2080(b)(d)	EUR	500	583
CPUK Finance Ltd.
4.25%, 8/28/2022(b)	GBP	417	556
4.88%, 8/28/2025(b)	GBP	400	531
EC Finance plc 2.38%, 11/15/2022(b)	EUR	1,100	1,260
eG Global Finance plc 4.38%, 2/7/2025(b)	EUR	2,275	2,657
FCE Bank plc
1.88%, 6/24/2021(b)	EUR	300	358
0.87%, 9/13/2021(b)	EUR	500	594
1.13%, 2/10/2022(b)	EUR	850	1,013
Fiat Chrysler Automobiles NV
3.75%, 3/29/2024(b)	EUR	1,600	2,088
3.88%, 1/5/2026(b)	EUR	2,450	3,287
4.50%, 7/7/2028(b)	EUR	600	855
HSBC Holdings plc
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(d)(e)(f)		491	535
(SOFR + 1.73%), 2.01%, 9/22/2028(d)		2,500	2,540
4.95%, 3/31/2030		535	665
Iceland Bondco plc 4.63%, 3/15/2025(b)	GBP	1,675	2,233
Jaguar Land Rover Automotive plc
5.88%, 11/15/2024(b)	EUR	385	459
6.88%, 11/15/2026(b)	EUR	256	307
Motion Finco SARL 7.00%, 5/15/2025(b)	EUR	350	442
Nationwide Building Society (U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.39%), 5.87%, 12/20/2024(b)(d)(e)(f)	GBP	200	286
Natwest Group plc
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(d)(e)(f)		2,000	2,081
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(d)		7,562	7,874
3.88%, 9/12/2023		830	899
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025(d)(e)(f)		3,650	3,993
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.12%, 5/12/2027(d)(e)(f)	GBP	4,301	5,913
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030(d)		1,750	2,073
Pinnacle Bidco plc 5.50%, 2/15/2025(c)	EUR	619	735
Rolls-Royce plc
4.63%, 2/16/2026(c)	EUR	551	704
5.75%, 10/15/2027(c)		1,885	2,383
Santander UK Group Holdings plc 4.75%, 9/15/2025(c)		1,520	1,713
Standard Chartered plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 4.64%, 4/1/2031(c)(d)		3,600	4,328

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Synlab Unsecured Bondco plc 8.25%, 7/1/2023(b)	EUR	400	487
Synthomer plc 3.88%, 7/1/2025(b)	EUR	1,308	1,628
Virgin Media Finance plc 3.75%, 7/15/2030(b)	EUR	400	483
Virgin Media Secured Finance plc 5.00%, 4/15/2027(b)	GBP	2,600	3,648
Vodafone Group plc
5.25%, 5/30/2048		1,550	2,109
4.88%, 6/19/2049		1,649	2,169
4.25%, 9/17/2050		920	1,126
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079(b)(d)	EUR	4,000	4,919
Series NC10, (EUR Swap Annual 5 Year + 3.23%), 3.00%, 8/27/2080(b)(d)	EUR	500	617

			104,892

United States — 26.7%
AbbVie, Inc.
3.60%, 5/14/2025		4,175	4,646
3.20%, 11/21/2029		1,705	1,933
4.05%, 11/21/2039		2,415	2,928
4.70%, 5/14/2045		862	1,121
4.45%, 5/14/2046		1,385	1,746
4.25%, 11/21/2049		1,995	2,521
ACCO Brands Corp. 5.25%, 12/15/2024(c)		1,470	1,507
Adient Global Holdings Ltd.
3.50%, 8/15/2024(b)	EUR	1,375	1,620
4.88%, 8/15/2026(c)		700	705
Adient US LLC
9.00%, 4/15/2025(c)		590	656
7.00%, 5/15/2026(c)		605	657
ADT Security Corp. (The) 4.13%, 6/15/2023		290	306
AES Corp. (The) 2.45%, 1/15/2031(c)		2,894	2,938
Ahern Rentals, Inc. 7.38%, 5/15/2023(c)		853	591
Air Lease Corp.
3.25%, 3/1/2025		1,400	1,469
2.88%, 1/15/2026		1,713	1,773
3.25%, 10/1/2029		2,050	2,092
Air Products and Chemicals, Inc. 2.05%, 5/15/2030		870	928
Albertsons Cos., Inc.
3.50%, 2/15/2023(c)		300	308
5.75%, 3/15/2025		339	349
7.50%, 3/15/2026(c)		100	112
4.63%, 1/15/2027(c)		605	638
4.88%, 2/15/2030(c)		425	465
Alcoa Nederland Holding BV
6.75%, 9/30/2024(c)		350	362
5.50%, 12/15/2027(c)		2,130	2,307
Alexandria Real Estate Equities, Inc. REIT, 1.88%, 2/1/2033		890	877
Allied Universal Holdco LLC
6.63%, 7/15/2026(c)		93	100
9.75%, 7/15/2027(c)		94	104
Allison Transmission, Inc.
4.75%, 10/1/2027(c)		277	293
5.88%, 6/1/2029(c)		980	1,093
Ally Financial, Inc. 5.75%, 11/20/2025		2,410	2,814
Altria Group, Inc.
1.70%, 6/15/2025	EUR	3,700	4,680
2.20%, 6/15/2027	EUR	3,300	4,298
4.80%, 2/14/2029		3,830	4,585
3.40%, 5/6/2030		750	832
Amazon.com, Inc. 2.70%, 6/3/2060		1,465	1,594
AMC Entertainment Holdings, Inc.
10.50%, 4/24/2026(c)		456	342
12.00% (PIK), 6/15/2026(c)(h)		1,213	263
Ameren Corp. 3.50%, 1/15/2031		2,750	3,182
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025		1,503	1,557
6.25%, 3/15/2026		288	295
6.50%, 4/1/2027		900	941
American Tower Corp.
REIT, 1.38%, 4/4/2025	EUR	2,170	2,732
REIT, 2.10%, 6/15/2030		3,740	3,845
REIT, 3.10%, 6/15/2050		870	902
American Woodmark Corp. 4.88%, 3/15/2026(c)		1,425	1,457
AmeriGas Partners LP 5.50%, 5/20/2025		505	555
ANGI Group LLC 3.88%, 8/15/2028(c)		805	796
Antero Midstream Partners LP 5.75%, 3/1/2027(c)		100	91
Antero Resources Corp. 5.13%, 12/1/2022		1,563	1,485
Apple, Inc.
3.85%, 5/4/2043		2,585	3,326
2.55%, 8/20/2060		750	777
Aramark International Finance SARL 3.13%, 4/1/2025(b)	EUR	700	831
Arconic Corp. 6.00%, 5/15/2025(c)		1,485	1,600
Ardagh Packaging Finance plc
6.00%, 2/15/2025(c)		404	419
2.13%, 8/15/2026(b)	EUR	1,585	1,890
4.13%, 8/15/2026(c)		935	970
Ascend Learning LLC 6.88%, 8/1/2025(c)		330	341
Ashland Services BV 2.00%, 1/30/2028(b)	EUR	457	540
AT&T, Inc.
2.30%, 6/1/2027		1,380	1,462
2.25%, 2/1/2032		6,020	6,091

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
3.15%, 9/4/2036	EUR	900	1,351
3.50%, 6/1/2041		2,620	2,822
3.55%, 9/15/2055(c)		1,038	1,062
Avantor Funding, Inc.
3.88%, 7/15/2028(b)	EUR	1,235	1,539
4.63%, 7/15/2028(c)		736	775
Avis Budget Car Rental LLC
6.38%, 4/1/2024(c)		925	944
5.25%, 3/15/2025(c)		1,445	1,434
5.75%, 7/15/2027(c)		264	264
Ball Corp.
4.38%, 12/15/2023	EUR	1,375	1,809
1.50%, 3/15/2027	EUR	500	606
Bank of America Corp.
Series U, (ICE LIBOR USD 3 Month + 3.14%), 5.20%, 6/1/2023(d)(e)(f)		2,700	2,781
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024(d)(e)(f)		1,636	1,845
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(d)(e)(f)		235	261
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(d)(e)(f)		474	544
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027(d)		4,060	4,559
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029(d)		1,875	2,180
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030(d)		3,282	3,587
(SOFR + 1.93%), 2.68%, 6/19/2041(d)		1,965	2,051
Bank of New York Mellon Corp. (The) Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.70%, 9/20/2025(d)(e)(f)		921	1,006
Bausch Health Americas, Inc.
9.25%, 4/1/2026(c)		725	805
8.50%, 1/31/2027(c)		298	328
Bausch Health Cos., Inc.
5.50%, 3/1/2023(c)		14	14
4.50%, 5/15/2023(b)	EUR	1,000	1,194
7.00%, 3/15/2024(c)		263	271
6.13%, 4/15/2025(c)		3,500	3,601
5.50%, 11/1/2025(c)		2,797	2,881
9.00%, 12/15/2025(c)		643	707
5.75%, 8/15/2027(c)		29	31
7.00%, 1/15/2028(c)		227	245
5.00%, 1/30/2028(c)		240	240
7.25%, 5/30/2029(c)		252	278
5.25%, 1/30/2030(c)		1,024	1,047
Becton Dickinson and Co.
1.40%, 5/24/2023	EUR	471	580
2.82%, 5/20/2030		3,965	4,333
3.79%, 5/20/2050		1,220	1,439
Belden, Inc. 3.38%, 7/15/2027(b)	EUR	2,700	3,269
Berkshire Hathaway Energy Co.
3.70%, 7/15/2030(c)		3,543	4,203
1.65%, 5/15/2031(c)		1,032	1,035
Berry Global, Inc. 4.88%, 7/15/2026(c)		1,284	1,363
Big River Steel LLC 6.63%, 1/31/2029(c)		500	530
Biogen, Inc. 2.25%, 5/1/2030		1,120	1,157
Black Knight InfoServ LLC 3.63%, 9/1/2028(c)		1,345	1,363
Blue Racer Midstream LLC 6.13%, 11/15/2022(c)		1,165	1,165
Boeing Co. (The)
4.88%, 5/1/2025		2,694	3,007
2.75%, 2/1/2026		2,770	2,839
5.04%, 5/1/2027		3,089	3,538
3.25%, 2/1/2028		1,780	1,854
3.50%, 3/1/2039		2,500	2,467
5.71%, 5/1/2040		1,080	1,363
Boyd Gaming Corp. 6.38%, 4/1/2026		545	566
Boyne USA, Inc. 7.25%, 5/1/2025(c)		1,316	1,388
BP Capital Markets America, Inc. 2.77%, 11/10/2050		1,160	1,149
Bristol-Myers Squibb Co.
3.40%, 7/26/2029		855	998
4.25%, 10/26/2049		1,195	1,617
Broadcom, Inc.
2.25%, 11/15/2023		2,938	3,067
4.25%, 4/15/2026		2,105	2,403
Brookfield Property REIT, Inc. REIT, 5.75%, 5/15/2026(c)		548	504
Buckeye Partners LP 4.13%, 12/1/2027		435	431
BY Crown Parent LLC 4.25%, 1/31/2026(c)		1,385	1,423
Caesars Resort Collection LLC
5.75%, 7/1/2025(c)		467	494
5.25%, 10/15/2025(c)		120	120
Callon Petroleum Co. 6.13%, 10/1/2024		221	95
Calpine Corp. 5.25%, 6/1/2026(c)		810	839
Capital One Financial Corp.
3.50%, 6/15/2023		1,615	1,732
3.80%, 1/31/2028		2,930	3,365

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Carnival Corp.
1.88%, 11/7/2022	EUR	600	676
10.13%, 2/1/2026(b)	EUR	571	794
7.63%, 3/1/2026(c)	EUR	412	518
Catalent Pharma Solutions, Inc.
4.88%, 1/15/2026(c)		117	120
5.00%, 7/15/2027(c)		46	48
CCO Holdings LLC
5.75%, 2/15/2026(c)		4,430	4,592
5.13%, 5/1/2027(c)		5,845	6,150
5.88%, 5/1/2027(c)		185	193
5.00%, 2/1/2028(c)		1,405	1,477
5.38%, 6/1/2029(c)		198	216
4.75%, 3/1/2030(c)		2,328	2,465
4.25%, 2/1/2031(c)		2,239	2,323
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025(c)		1,775	1,904
CDK Global, Inc. 5.25%, 5/15/2029(c)		497	545
CDW LLC
4.25%, 4/1/2028		3,811	3,973
3.25%, 2/15/2029		293	294
Cedar Fair LP
5.50%, 5/1/2025(c)		500	525
5.25%, 7/15/2029		66	68
Centene Corp.
4.25%, 12/15/2027		857	912
4.63%, 12/15/2029		3,680	4,035
CenterPoint Energy, Inc. 2.95%, 3/1/2030		1,923	2,102
Central Garden & Pet Co. 4.13%, 10/15/2030		2,445	2,575
CenturyLink, Inc.
Series W, 6.75%, 12/1/2023		285	316
Series Y, 7.50%, 4/1/2024		915	1,026
5.63%, 4/1/2025		79	85
5.13%, 12/15/2026(c)		1,930	2,007
Series G, 6.88%, 1/15/2028		184	211
CF Industries, Inc. 4.50%, 12/1/2026(c)		2,360	2,801
Charter Communications Operating LLC
5.38%, 5/1/2047		2,844	3,606
4.80%, 3/1/2050		1,725	2,067
3.70%, 4/1/2051		1,815	1,900
Chemours Co. (The)
7.00%, 5/15/2025		1,965	2,034
4.00%, 5/15/2026	EUR	300	357
5.38%, 5/15/2027		160	166
Cheniere Energy Partners LP
5.25%, 10/1/2025		54	56
5.63%, 10/1/2026		54	56
Chesapeake Energy Corp. 11.50%, 1/1/2025(c)(j)		1,018	153
Chevron Corp. 2.24%, 5/11/2030		1,860	1,998
Chevron USA, Inc. 2.34%, 8/12/2050		600	583
Cigna Corp.
4.38%, 10/15/2028		1,389	1,669
2.40%, 3/15/2030		1,279	1,360
3.40%, 3/15/2050		1,035	1,168
Cinemark USA, Inc.
5.13%, 12/15/2022		210	204
8.75%, 5/1/2025(c)		540	581
CIT Group, Inc.
4.75%, 2/16/2024		2	2
5.25%, 3/7/2025		168	189
Citigroup, Inc.
Series Q, (ICE LIBOR USD 3 Month + 4.10%), 4.32%, 2/15/2021(d)(e)(f)		2,945	2,933
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(d)		1,265	1,314
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024(d)(e)(f)		2,606	2,769
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025(d)(e)(f)		230	235
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(d)(e)(f)		1,320	1,424
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(d)		3,415	3,889
(SOFR + 3.91%), 4.41%, 3/31/2031(d)		5,950	7,178
Clarios Global LP 6.25%, 5/15/2026(c)		850	903
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024		1,866	1,863
5.13%, 8/15/2027(c)		1,874	1,893
Clorox Co. (The) 1.80%, 5/15/2030		460	473
Cogent Communications Group, Inc. 4.38%, 6/30/2024(b)	EUR	850	1,044
Colfax Corp.
6.00%, 2/15/2024(c)		460	477
6.38%, 2/15/2026(c)		83	89
Comcast Corp.
3.75%, 4/1/2040		2,531	3,071
4.60%, 8/15/2045		2,310	3,116
3.40%, 7/15/2046		2,000	2,321
3.45%, 2/1/2050		2,200	2,596
CommScope Technologies LLC
6.00%, 6/15/2025(c)		1,208	1,238
5.00%, 3/15/2027(c)		142	141
CommScope, Inc. 6.00%, 3/1/2026(c)		1,470	1,551
Community Health Systems, Inc.
6.25%, 3/31/2023		441	450

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
8.63%, 1/15/2024(c)		352	366
8.00%, 3/15/2026(c)		447	470
Comstock Resources, Inc.
7.50%, 5/15/2025(c)		457	456
9.75%, 8/15/2026		850	899
Concho Resources, Inc. 3.75%, 10/1/2027		1,123	1,277
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(c)		288	251
Constellium SE
6.63%, 3/1/2025(c)		545	562
4.25%, 2/15/2026(b)	EUR	1,541	1,871
5.63%, 6/15/2028(c)		600	645
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(c)		1,345	1,085
Coty, Inc.
4.00%, 4/15/2023(b)	EUR	884	990
4.75%, 4/15/2026(b)	EUR	300	328
Crestwood Midstream Partners LP
6.25%, 4/1/2023(g)		485	488
5.75%, 4/1/2025		910	903
5.63%, 5/1/2027(c)		100	96
Crown Americas LLC 4.75%, 2/1/2026		274	284
Crown Castle International Corp.
REIT, 3.30%, 7/1/2030		260	290
REIT, 4.15%, 7/1/2050		345	411
Crown European Holdings SA
2.63%, 9/30/2024(b)	EUR	2,050	2,556
3.38%, 5/15/2025(b)	EUR	400	516
CSC Holdings LLC
5.50%, 5/15/2026(c)		1,050	1,092
6.50%, 2/1/2029(c)		1,380	1,543
CSX Corp. 2.40%, 2/15/2030		2,360	2,556
Curo Group Holdings Corp. 8.25%, 9/1/2025(c)		1,246	1,059
CVR Partners LP 9.25%, 6/15/2023(c)		1,715	1,704
CVS Health Corp.
4.30%, 3/25/2028		1,590	1,870
4.13%, 4/1/2040		1,735	2,071
2.70%, 8/21/2040		980	991
Darling Global Finance BV 3.63%, 5/15/2026(b)	EUR	1,238	1,515
DaVita, Inc. 3.75%, 2/15/2031(c)		648	646
DCP Midstream Operating LP
3.88%, 3/15/2023		580	595
6.75%, 9/15/2037(c)		535	556
Deere & Co. 3.75%, 4/15/2050		210	274
Delek Logistics Partners LP 6.75%, 5/15/2025		429	395
Dell International LLC
6.02%, 6/15/2026(c)		5,145	6,246
6.10%, 7/15/2027(c)		698	855
5.30%, 10/1/2029(c)		1,690	2,042
6.20%, 7/15/2030(c)		2,068	2,626
Delta Air Lines, Inc. 4.75%, 10/20/2028(c)		605	651
Diamond Sports Group LLC 5.38%, 8/15/2026(c)		573	444
Diebold Nixdorf Dutch Holding BV 9.00%, 7/15/2025(b)	EUR	1,175	1,512
Diebold Nixdorf, Inc. 9.38%, 7/15/2025(c)		450	494
Discovery Communications LLC 4.65%, 5/15/2050		1,620	1,988
DISH DBS Corp.
6.75%, 6/1/2021		754	771
5.88%, 7/15/2022		425	446
5.00%, 3/15/2023		954	992
5.88%, 11/15/2024		4,545	4,834
7.75%, 7/1/2026		580	660
Dole Food Co., Inc. 7.25%, 6/15/2025(c)		283	287
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(c)		1,272	1,221
Edgewell Personal Care Co. 5.50%, 6/1/2028(c)		401	431
Edison International 3.55%, 11/15/2024		2,140	2,273
Embarq Corp. 8.00%, 6/1/2036		590	709
Encompass Health Corp.
5.75%, 9/15/2025		650	671
4.50%, 2/1/2028		642	672
Endo Dac
9.50%, 7/31/2027(c)		223	246
6.00%, 6/30/2028(c)		308	243
Energizer Gamma Acquisition BV 4.63%, 7/15/2026(b)	EUR	1,217	1,502
Energizer Holdings, Inc.
4.75%, 6/15/2028(c)		1,937	2,026
4.38%, 3/31/2029(c)		1,070	1,092
Energy Transfer Operating LP
5.25%, 4/15/2029		1,125	1,273
3.75%, 5/15/2030		804	834
EnLink Midstream Partners LP Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(d)(e)(f)		140	77
Entegris, Inc.
4.63%, 2/10/2026(c)		1,090	1,123
4.38%, 4/15/2028(c)		200	211
Entercom Media Corp.
7.25%, 11/1/2024(c)		350	336
6.50%, 5/1/2027(c)		416	403
Enterprise Development Authority (The) 12.00%, 7/15/2024(c)		1,040	1,165
Envision Healthcare Corp. 8.75%, 10/15/2026(c)		258	153

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
EQM Midstream Partners LP
4.00%, 8/1/2024		926	922
6.00%, 7/1/2025(c)		95	101
EQT Corp. 3.90%, 10/1/2027		1,175	1,164
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025(c)		1,268	1,300
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030		1,974	2,098
Exela Intermediate LLC 10.00%, 7/15/2023(c)		994	301
Ford Motor Co. 9.00%, 4/22/2025		2,250	2,734
Ford Motor Credit Co. LLC
3.02%, 3/6/2024	EUR	2,200	2,706
1.36%, 2/7/2025	EUR	675	781
5.13%, 6/16/2025		2,965	3,202
3.25%, 9/15/2025	EUR	900	1,121
4.39%, 1/8/2026		200	208
4.54%, 8/1/2026		785	823
4.27%, 1/9/2027		685	709
Freeport-McMoRan, Inc.
4.38%, 8/1/2028		373	398
5.40%, 11/14/2034		1,105	1,369
Frontier Communications Corp.
7.63%, 4/15/2024(j)		135	63
6.88%, 1/15/2025(j)		1,710	791
11.00%, 9/15/2025(j)		251	124
Gartner, Inc.
4.50%, 7/1/2028(c)		2,075	2,179
3.75%, 10/1/2030(c)		845	879
GCI LLC 4.75%, 10/15/2028(c)		750	789
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025		4,315	4,736
4.42%, 11/15/2035		3,040	3,506
General Motors Co.
6.13%, 10/1/2025		382	460
5.15%, 4/1/2038		1,600	1,905
5.20%, 4/1/2045		395	481
General Motors Financial Co., Inc. 3.95%, 4/13/2024		725	787
Genesis Energy LP
6.00%, 5/15/2023		641	622
7.75%, 2/1/2028		544	500
GEO Group, Inc. (The) REIT, 5.88%, 10/15/2024		965	761
Gilead Sciences, Inc.
1.65%, 10/1/2030		2,440	2,429
2.60%, 10/1/2040		2,795	2,830
2.80%, 10/1/2050		2,050	2,059
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(c)		1,380	1,452
Goldman Sachs Group, Inc. (The)
1.38%, 7/26/2022(b)	EUR	500	613
3.38%, 3/27/2025(b)	EUR	2,100	2,855
3.50%, 4/1/2025		2,830	3,135
4.25%, 10/21/2025		1,815	2,084
3.50%, 11/16/2026		6,460	7,224
3.85%, 1/26/2027		3,770	4,308
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(d)		20	23
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(d)		2,015	2,472
Goodyear Tire & Rubber Co. (The) 4.88%, 3/15/2027		188	190
Graham Packaging Co., Inc. 7.13%, 8/15/2028(c)		300	322
Graphic Packaging International LLC 3.50%, 3/15/2028(c)		573	597
Gray Oak Pipeline LLC 2.60%, 10/15/2025(c)		810	822
Gray Television, Inc.
5.88%, 7/15/2026(c)		400	418
7.00%, 5/15/2027(c)		373	411
Griffon Corp. 5.75%, 3/1/2028		1,125	1,192
Gulfport Energy Corp.
6.00%, 10/15/2024(j)		496	299
6.38%, 1/15/2026(j)		126	76
H&E Equipment Services, Inc. 5.63%, 9/1/2025		1,215	1,270
HCA, Inc.
5.88%, 5/1/2023		1,399	1,530
5.38%, 2/1/2025		5,855	6,555
5.88%, 2/15/2026		3,070	3,534
4.50%, 2/15/2027		1,840	2,116
Healthcare Trust of America Holdings LP REIT, 2.00%, 3/15/2031		2,150	2,119
Herc Holdings, Inc. 5.50%, 7/15/2027(c)		1,570	1,654
Hertz Corp. (The)
7.63%, 6/1/2022(c)(j)		680	653
5.50%, 10/15/2024(c)(j)		1,600	708
7.13%, 8/1/2026(c)(j)		265	120
6.00%, 1/15/2028(c)(j)		685	305
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027(c)		720	751
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026		247	256
4.88%, 1/15/2030		654	705
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024		215	225
Hilton Worldwide Finance LLC
4.63%, 4/1/2025		562	575
4.88%, 4/1/2027		1,611	1,679
Howmet Aerospace, Inc.
5.13%, 10/1/2024		622	677
5.90%, 2/1/2027		920	1,068
6.75%, 1/15/2028		83	98

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Hughes Satellite Systems Corp. 6.63%, 8/1/2026		788	877
Hyundai Capital America 3.50%, 11/2/2026(b)		2,600	2,831
iHeartCommunications, Inc.
6.38%, 5/1/2026		520	550
8.38%, 5/1/2027		770	819
5.25%, 8/15/2027(c)		1,140	1,168
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 2.98%, 12/21/2065(c)(d)		500	300
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.23%, 12/21/2065(c)(d)		535	332
International Business Machines Corp.
2.85%, 5/15/2040		1,640	1,761
2.95%, 5/15/2050		2,510	2,705
International Game Technology plc
6.25%, 2/15/2022(c)		991	1,016
4.75%, 2/15/2023(b)	EUR	3,000	3,722
3.50%, 7/15/2024(b)	EUR	1,250	1,528
6.50%, 2/15/2025(c)		200	220
2.38%, 4/15/2028(b)	EUR	742	853
IQVIA, Inc.
3.25%, 3/15/2025(b)	EUR	1,550	1,872
2.88%, 9/15/2025(b)	EUR	325	393
5.00%, 10/15/2026(c)		1,390	1,454
5.00%, 5/15/2027(c)		1,355	1,426
2.88%, 6/15/2028(b)	EUR	1,299	1,599
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(c)		287	297
REIT, 5.25%, 3/15/2028(c)		297	311
ITC Holdings Corp.
3.35%, 11/15/2027		3,290	3,665
2.95%, 5/14/2030(c)		4,075	4,456
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(c)		36	38
JBS USA LUX SA
5.75%, 6/15/2025(c)		397	409
6.75%, 2/15/2028(c)		372	416
6.50%, 4/15/2029(c)		298	341
JELD-WEN, Inc. 6.25%, 5/15/2025(c)		500	539
L Brands, Inc. 7.50%, 6/15/2029		196	216
L3Harris Technologies, Inc. 4.85%, 4/27/2035		2,510	3,312
LABL Escrow Issuer LLC 6.75%, 7/15/2026(c)		1,375	1,468
Ladder Capital Finance Holdings LLLP
REIT, 5.25%, 3/15/2022(c)		236	236
REIT, 5.25%, 10/1/2025(c)		233	224
Lamar Media Corp.
5.75%, 2/1/2026		896	929
4.00%, 2/15/2030		185	192
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026(c)		1,510	1,570
Level 3 Financing, Inc.
5.38%, 1/15/2024		160	161
5.38%, 5/1/2025		1,231	1,264
5.25%, 3/15/2026		38	39
4.63%, 9/15/2027(c)		1,925	2,008
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(c)		1,670	1,657
4.75%, 10/15/2027(c)		1,015	1,001
LKQ European Holdings BV 3.63%, 4/1/2026(b)	EUR	1,349	1,645
LKQ Italia Bondco SpA 3.88%, 4/1/2024(b)	EUR	630	810
Macy’s, Inc. 8.38%, 6/15/2025(c)		155	169
Mallinckrodt International Finance SA 5.50%, 4/15/2025(c)(j)		1,135	352
Marriott International, Inc. 4.63%, 6/15/2030		675	779
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026		437	459
4.75%, 1/15/2028		15	15
Masonite International Corp. 5.38%, 2/1/2028(c)		75	80
Mattel, Inc.
3.15%, 3/15/2023		243	246
6.75%, 12/31/2025(c)		1,764	1,855
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(c)		570	577
7.25%, 4/15/2025(c)		630	632
Meredith Corp.
6.50%, 7/1/2025(c)		130	139
6.88%, 2/1/2026		1,460	1,452
MetLife, Inc. 6.40%, 12/15/2036		435	554
MGM Growth Properties Operating Partnership LP REIT, 5.75%, 2/1/2027		258	288
MGM Resorts International
6.00%, 3/15/2023		3,460	3,701
4.63%, 9/1/2026		307	315
Microchip Technology, Inc. 4.25%, 9/1/2025(c)		3,610	3,785
Molina Healthcare, Inc. 3.88%, 11/15/2030(c)		800	848
Morgan Stanley Series J, (ICE LIBOR USD 3 Month + 3.81%), 4.05%, 1/15/2021(d)(e)(f)		4,145	4,124

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
(SOFR + 1.15%), 2.72%, 7/22/2025(d)		2,015	2,155
(SOFR + 3.12%), 3.62%, 4/1/2031(d)		4,790	5,573
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038(d)		3,985	4,932
MPLX LP
4.13%, 3/1/2027		905	1,021
4.00%, 3/15/2028		1,245	1,405
MTS Systems Corp. 5.75%, 8/15/2027(c)		174	181
MYT Holding LLC 7.50% (PIK), 9/25/2025(c)(h)		2,709	2,678
Nabors Industries Ltd. 7.25%, 1/15/2026(c)		345	193
Navient Corp. 5.00%, 3/15/2027		385	383
NCR Corp.
5.75%, 9/1/2027(c)		955	1,005
5.00%, 10/1/2028(c)		255	264
6.13%, 9/1/2029(c)		2,023	2,193
Netflix, Inc.
3.00%, 6/15/2025(b)	EUR	671	855
4.38%, 11/15/2026		92	102
4.88%, 4/15/2028		2,665	3,051
5.88%, 11/15/2028		375	453
4.63%, 5/15/2029	EUR	2,400	3,462
3.88%, 11/15/2029(b)	EUR	1,500	2,069
5.38%, 11/15/2029(c)		180	215
3.63%, 6/15/2030(b)	EUR	900	1,220
4.88%, 6/15/2030(c)		272	315
New Albertsons LP
7.45%, 8/1/2029		197	228
8.00%, 5/1/2031		480	587
Newell Brands, Inc.
4.70%, 4/1/2026(g)		1,625	1,751
6.00%, 4/1/2046(g)		300	369
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027(c)		912	972
4.75%, 11/1/2028(c)		760	782
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030		2,499	2,616
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(c)		326	335
Nielsen Finance LLC 5.00%, 4/15/2022(c)		470	470
NIKE, Inc. 3.38%, 3/27/2050		1,250	1,508
Noble Energy, Inc.
3.85%, 1/15/2028		4,468	5,172
4.20%, 10/15/2049		1,260	1,589
Novelis Corp.
5.88%, 9/30/2026(c)		255	267
4.75%, 1/30/2030(c)		615	653
NRG Energy, Inc.
6.63%, 1/15/2027		1,018	1,072
5.75%, 1/15/2028		200	218
Nuance Communications, Inc. 5.63%, 12/15/2026		1,883	1,990
Occidental Petroleum Corp.
3.50%, 6/15/2025		1,005	940
8.88%, 7/15/2030		1,005	1,134
6.63%, 9/1/2030		770	804
OI European Group BV
4.00%, 3/15/2023(c)		190	195
3.13%, 11/15/2024(b)	EUR	1,250	1,530
ON Semiconductor Corp. 3.88%, 9/1/2028(c)		2,395	2,467
OneMain Finance Corp.
7.75%, 10/1/2021		15	16
5.63%, 3/15/2023		625	664
7.13%, 3/15/2026		1,187	1,366
Outfront Media Capital LLC
5.63%, 2/15/2024		150	152
5.00%, 8/15/2027(c)		175	179
Owens-Brockway Glass Container, Inc. 5.38%, 1/15/2025(c)		241	257
Pacific Gas and Electric Co.
4.25%, 8/1/2023		2,284	2,437
3.45%, 7/1/2025		3,588	3,849
2.95%, 3/1/2026		1,006	1,054
3.30%, 3/15/2027		2,352	2,484
4.65%, 8/1/2028		1,730	1,945
4.60%, 6/15/2043		1,853	2,028
4.75%, 2/15/2044		1,389	1,560
4.25%, 3/15/2046		425	456
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(c)		248	268
Parsley Energy LLC
5.25%, 8/15/2025(c)		645	669
4.13%, 2/15/2028(c)		480	504
PBF Holding Co. LLC 6.00%, 2/15/2028(c)		475	249
Penske Automotive Group, Inc. 5.50%, 5/15/2026		520	541
Performance Food Group, Inc.
6.88%, 5/1/2025(c)		200	215
5.50%, 10/15/2027(c)		209	222
PetSmart, Inc.
7.13%, 3/15/2023(c)		1,390	1,373
5.88%, 6/1/2025(c)		2,999	3,033
8.88%, 6/1/2025(c)		525	529
Pfizer, Inc.
2.55%, 5/28/2040		890	943
2.70%, 5/28/2050		1,750	1,868
Philip Morris International, Inc. 2.10%, 5/1/2030		860	889
Phillips 66 2.15%, 12/15/2030		1,037	1,035
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(c)		1,765	1,774
Pilgrim’s Pride Corp.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
5.75%, 3/15/2025(c)		702	721
5.88%, 9/30/2027(c)		305	328
Plantronics, Inc. 5.50%, 5/31/2023(c)		450	451
Post Holdings, Inc.
5.00%, 8/15/2026(c)		18	19
5.75%, 3/1/2027(c)		500	526
5.50%, 12/15/2029(c)		1,409	1,529
Presidio Holdings, Inc. 4.88%, 2/1/2027(c)		1,871	1,972
Prestige Brands, Inc. 5.13%, 1/15/2028(c)		500	529
PTC, Inc. 4.00%, 2/15/2028(c)		315	328
QEP Resources, Inc.
5.38%, 10/1/2022		353	321
5.63%, 3/1/2026		97	70
Quicken Loans LLC 3.63%, 3/1/2029(c)		540	537
Rain CII Carbon LLC 7.25%, 4/1/2025(c)		925	918
Raytheon Technologies Corp.
3.50%, 3/15/2027(c)		6,830	7,761
4.13%, 11/16/2028		2,620	3,123
3.75%, 11/1/2046		1,880	2,280
RBS Global, Inc. 4.88%, 12/15/2025(c)		770	785
Realty Income Corp. REIT, 3.00%, 1/15/2027		1,785	1,949
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027(c)		900	915
RHP Hotel Properties LP REIT, 4.75%, 10/15/2027		1,499	1,488
Rite Aid Corp.
7.50%, 7/1/2025(c)		462	470
8.00%, 11/15/2026(c)		638	648
Sabre GLBL, Inc. 7.38%, 9/1/2025(c)		875	943
SBA Communications Corp.
REIT, 4.88%, 9/1/2024		330	338
REIT, 3.88%, 2/15/2027(c)		1,200	1,236
Scientific Games International, Inc. 5.00%, 10/15/2025(c)		458	471
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026		1,195	1,272
4.50%, 10/15/2029		1,285	1,372
Sempra Energy 3.80%, 2/1/2038		1,865	2,170
Sensata Technologies BV 5.00%, 10/1/2025(c)		129	143
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(c)		2,065	2,142
Sensata Technologies, Inc. 3.75%, 2/15/2031(c)		286	290
Service Corp. International
5.13%, 6/1/2029		325	361
3.38%, 8/15/2030		302	310
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026		3,000	3,351
Silgan Holdings, Inc.
3.25%, 3/15/2025	EUR	1,900	2,292
2.25%, 6/1/2028	EUR	333	402
Sinclair Television Group, Inc. 5.63%, 8/1/2024(c)		986	1,005
Sirius XM Radio, Inc.
4.63%, 7/15/2024(c)		183	189
5.38%, 7/15/2026(c)		145	151
5.00%, 8/1/2027(c)		1,552	1,633
5.50%, 7/1/2029(c)		251	275
4.13%, 7/1/2030(c)		940	985
Six Flags Entertainment Corp. 4.88%, 7/31/2024(c)		75	75
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(c)		984	1,067
SM Energy Co. 5.00%, 1/15/2024		56	37
Southern California Edison Co.
Series A, 4.20%, 3/1/2029		2,217	2,594
2.25%, 6/1/2030		503	521
Series 13-A, 3.90%, 3/15/2043		564	633
3.65%, 2/1/2050		1,278	1,480
Southwestern Energy Co. 6.45%, 1/23/2025(g)		1,080	1,104
Spectrum Brands, Inc.
5.75%, 7/15/2025		1,385	1,430
4.00%, 10/1/2026(b)	EUR	1,300	1,603
5.00%, 10/1/2029(c)		1,550	1,674
5.50%, 7/15/2030(c)		720	785
Sprint Capital Corp. 8.75%, 3/15/2032		1,686	2,585
Sprint Corp.
7.88%, 9/15/2023		4,006	4,617
7.63%, 2/15/2025		4,080	4,886
7.63%, 3/1/2026		756	940
SS&C Technologies, Inc. 5.50%, 9/30/2027(c)		2,445	2,616
Standard Industries, Inc.
5.00%, 2/15/2027(c)		34	36
4.75%, 1/15/2028(c)		2,400	2,529
Staples, Inc.
7.50%, 4/15/2026(c)		1,975	1,990
10.75%, 4/15/2027(c)		1,210	1,137
Station Casinos LLC 5.00%, 10/1/2025(c)		378	381
Summit Materials LLC 5.13%, 6/1/2025(c)		436	443
Summit Midstream Holdings LLC 5.50%, 8/15/2022		170	139
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045		2,010	2,107
Switch Ltd. 3.75%, 9/15/2028(c)		1,050	1,065

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Sysco Corp. 3.30%, 2/15/2050		1,910	2,015
Tallgrass Energy Partners LP 7.50%, 10/1/2025(c)		672	692
Targa Resources Partners LP
5.13%, 2/1/2025		1,381	1,416
5.00%, 1/15/2028		1,272	1,326
TEGNA, Inc. 4.63%, 3/15/2028(c)		505	514
Tempur Sealy International, Inc. 5.50%, 6/15/2026		1,520	1,583
Tenet Healthcare Corp.
6.75%, 6/15/2023		1,400	1,506
4.63%, 9/1/2024(c)		89	92
5.13%, 5/1/2025		400	404
4.88%, 1/1/2026(c)		4,850	4,995
5.13%, 11/1/2027(c)		332	346
Tenneco, Inc. 5.00%, 7/15/2026		590	531
Terex Corp. 5.63%, 2/1/2025(c)		1,142	1,172
TerraForm Power Operating LLC
4.25%, 1/31/2023(c)		344	355
5.00%, 1/31/2028(c)		260	291
Texas Competitive Electric Holdings Co. LLC
8.50%, 10/1/2021‡(j)		250	—	(k)
8.50%, 12/1/2021‡(j)		125	—	(k)
Thermo Fisher Scientific, Inc. 1.88%, 10/1/2049	EUR	2,400	3,267
T-Mobile USA, Inc.
5.13%, 4/15/2025		162	166
6.50%, 1/15/2026		207	215
4.50%, 2/1/2026		1,625	1,669
3.75%, 4/15/2027(c)		6,130	6,940
4.75%, 2/1/2028		1,515	1,627
3.88%, 4/15/2030(c)		3,125	3,584
4.50%, 4/15/2050(c)		1,790	2,237
3.30%, 2/15/2051(c)		460	482
TransDigm, Inc. 6.25%, 3/15/2026(c)		488	517
Transocean Pontus Ltd. 6.13%, 8/1/2025(c)		192	179
Transocean Poseidon Ltd. 6.88%, 2/1/2027(c)		126	106
Transocean Proteus Ltd. 6.25%, 12/1/2024(c)		146	136
Transocean, Inc. 11.50%, 1/30/2027(c)		193	99
Trinseo Materials Operating SCA 5.38%, 9/1/2025(c)		946	967
TripAdvisor, Inc. 7.00%, 7/15/2025(c)		1,425	1,534
Triumph Group, Inc. 7.75%, 8/15/2025		715	627
Truist Financial Corp. Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030(d)(e)(f)		2,640	2,983
UGI International LLC 3.25%, 11/1/2025(b)	EUR	1,721	2,105
United Rentals North America, Inc.
5.88%, 9/15/2026		1,565	1,655
5.50%, 5/15/2027		2,645	2,845
3.88%, 2/15/2031		438	458
United States Cellular Corp. 6.70%, 12/15/2033		2,274	2,979
United States Steel Corp. 12.00%, 6/1/2025(c)		435	497
Vail Resorts, Inc. 6.25%, 5/15/2025(c)		1,810	1,937
Verizon Communications, Inc. 4.86%, 8/21/2046		2,940	4,040
VICI Properties LP
REIT, 3.50%, 2/15/2025(c)		220	224
REIT, 4.25%, 12/1/2026(c)		893	927
REIT, 3.75%, 2/15/2027(c)		240	245
REIT, 4.63%, 12/1/2029(c)		614	654
REIT, 4.13%, 8/15/2030(c)		245	253
Vista Outdoor, Inc. 5.88%, 10/1/2023		1,085	1,093
Vistra Operations Co. LLC
5.50%, 9/1/2026(c)		332	348
5.63%, 2/15/2027(c)		820	866
Wabash National Corp. 5.50%, 10/1/2025(c)		830	847
Walt Disney Co. (The) 4.95%, 10/15/2045		2,500	3,428
Welbilt, Inc. 9.50%, 2/15/2024		295	303
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027(d)		7,030	7,771
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(d)		3,320	3,751
(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031(d)		4,205	4,458
4.90%, 11/17/2045		1,210	1,610
WESCO Distribution, Inc. 7.13%, 6/15/2025(c)		1,150	1,252
William Carter Co. (The) 5.63%, 3/15/2027(c)		752	792
WMG Acquisition Corp.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
5.50%, 4/15/2026(c)		296	307
3.63%, 10/15/2026(b)	EUR	1,200	1,476
3.00%, 2/15/2031(c)		1,306	1,271
Wolverine Escrow LLC 9.00%, 11/15/2026(c)		1,280	1,075
WP Carey, Inc. REIT, 2.40%, 2/1/2031		580	592
WPX Energy, Inc.
8.25%, 8/1/2023		583	665
5.75%, 6/1/2026		373	393
5.88%, 6/15/2028		675	727
Wyndham Destinations, Inc.
4.25%, 3/1/2022		18	18
6.60%, 10/1/2025(g)		243	273
6.00%, 4/1/2027(g)		99	108
Wynn Las Vegas LLC 5.50%, 3/1/2025(c)		1,875	1,912
Wynn Resorts Finance LLC 5.13%, 10/1/2029(c)		244	248
Xcel Energy, Inc. 3.40%, 6/1/2030		840	965
XPO Logistics, Inc.
6.13%, 9/1/2023(c)		484	492
6.75%, 8/15/2024(c)		592	627
Zoetis, Inc.
2.00%, 5/15/2030		1,840	1,908
3.00%, 5/15/2050		710	785

			825,672

TOTAL CORPORATE BONDS (Cost $1,558,310)			1,651,747

FOREIGN GOVERNMENT SECURITIES — 23.8%
Bahrain — 0.4%
Kingdom of Bahrain
5.45%, 9/16/2032(c)		4,812	4,993
6.00%, 9/19/2044(b)		5,641	5,720
7.50%, 9/20/2047(b)		2,297	2,624

			13,337

Benin — 0.2%
Benin Government Bond 5.75%, 3/26/2026(c)	EUR	4,490	5,560

China — 2.3%
People’s Republic of China 2.68%, 5/21/2030	CNY	491,000	70,988

Colombia — 0.8%
Republic of Colombia
3.13%, 4/15/2031		3,460	3,630
5.00%, 6/15/2045		4,620	5,546
4.13%, 5/15/2051		2,043	2,229
Titulos de Tesoreria 7.00%, 6/30/2032	COP	47,468,100	14,340

			25,745

Czech Republic — 0.4%
Czech Republic 2.00%, 10/13/2033	CZK	260,690	12,781

Dominican Republic — 0.7%
Dominican Republic Government Bond
6.88%, 1/29/2026(c)		2,390	2,768
9.75%, 6/5/2026(c)	DOP	192,300	3,481
4.88%, 9/23/2032(c)		4,140	4,427
6.85%, 1/27/2045(b)		1,680	1,950
6.40%, 6/5/2049(b)		1,068	1,183
5.88%, 1/30/2060(c)		5,927	6,177

			19,986

Egypt — 0.4%
Arab Republic of Egypt
5.75%, 5/29/2024(c)		2,260	2,379
7.60%, 3/1/2029(c)		3,830	4,270
7.05%, 1/15/2032(c)		1,870	1,977
7.63%, 5/29/2032(c)		2,800	3,063

			11,689

El Salvador — 0.3%
Republic of El Salvador
7.75%, 1/24/2023(b)		478	454
5.88%, 1/30/2025(b)		2,960	2,644
6.38%, 1/18/2027(b)		3,000	2,647
7.12%, 1/20/2050(c)		4,466	3,721

			9,466

Ethiopia — 0.2%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024(b)		6,898	6,773

Ghana — 0.3%
Republic of Ghana
7.63%, 5/16/2029(b)		5,470	5,581
8.63%, 6/16/2049(b)		3,420	3,335

			8,916

Hungary — 0.3%
Hungary Government Bond
1.00%, 11/26/2025	HUF	1,243,630	4,076
7.63%, 3/29/2041		3,250	5,790

			9,866

Indonesia — 1.4%
Republic of Indonesia
7.00%, 9/15/2030	IDR	367,256,000	27,440
6.50%, 2/15/2031	IDR	204,327,000	14,833
8.38%, 3/15/2034	IDR	29,527,000	2,365

			44,638

Israel — 0.3%
State of Israel Government Bond 3.38%, 1/15/2050		7,840	8,648

Italy — 3.8%
Buoni Poliennali del Tesoro
1.80%, 3/1/2041(b)	EUR	25,940	33,860
3.85%, 9/1/2049(b)	EUR	13,071	24,385
2.45%, 9/1/2050(b)	EUR	14,180	20,866
Italian Republic Government Bond
2.38%, 10/17/2024		20,243	21,276

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
2.88%, 10/17/2029		15,840	16,815

			117,202

Ivory Coast — 0.4%
Republic of Cote d’Ivoire
6.38%, 3/3/2028(b)		2,330	2,621
6.88%, 10/17/2040(c)	EUR	7,400	9,671

			12,292

Jamaica — 0.2%
Jamaica Government Bond
8.00%, 3/15/2039		1,396	1,942
7.88%, 7/28/2045		2,823	3,811

			5,753

Jordan — 0.4%
Hashemite Kingdom of Jordan
6.13%, 1/29/2026(b)		3,059	3,345
5.85%, 7/7/2030(c)		5,830	6,223
7.38%, 10/10/2047(b)		2,490	2,765

			12,333

Kazakhstan — 0.2%
Republic of Kazakhstan 1.50%, 9/30/2034(c)	EUR	6,252	7,542

Kenya — 0.1%
Republic of Kenya 6.88%, 6/24/2024(b)		3,360	3,634

Lebanon — 0.0%(a)
Lebanese Republic
6.65%, 4/22/2024(b)(j)		3,207	401
6.65%, 11/3/2028(b)(j)		3,134	392

			793

Malaysia — 0.5%
Malaysia Government Bond 3.83%, 7/5/2034	MYR	54,940	13,966

Mexico — 1.5%
Mex Bonos Desarr Fix Rt
Series M 20, 8.50%, 5/31/2029	MXN	254,500	15,108
7.75%, 5/29/2031	MXN	406,440	23,215
United Mexican States 3.77%, 5/24/2061		7,068	7,043

			45,366

Morocco — 0.2%
Kingdom of Morocco
1.50%, 11/27/2031(c)	EUR	4,250	4,877
5.50%, 12/11/2042(b)		1,271	1,577

			6,454

New Zealand — 0.6%
New Zealand Government Bond
4.50%, 4/15/2027(b)	NZD	6,900	6,058
2.75%, 4/15/2037(b)	NZD	15,814	13,448

			19,506

Nigeria — 0.2%
Federal Republic of Nigeria 7.63%, 11/28/2047(b)		6,410	6,530

Oman — 0.3%
Sultanate of Oman Government Bond 7.38%, 10/28/2032(c)		7,833	8,205

Pakistan — 0.1%
Third Pakistan International Sukuk Co. Ltd. (The) 5.50%, 10/13/2021(b)		3,950	3,989

Panama — 0.3%
Republic of Panama
4.50%, 4/1/2056		2,390	3,027
3.87%, 7/23/2060		5,300	6,161

			9,188

Paraguay — 0.4%
Republic of Paraguay
5.00%, 4/15/2026(b)		4,180	4,837
5.00%, 4/15/2026(c)		360	416
4.95%, 4/28/2031(c)		1,420	1,685
5.60%, 3/13/2048(b)		990	1,251
5.40%, 3/30/2050(b)		2,278	2,842

			11,031

Philippines — 0.2%
Republic of Philippines 2.95%, 5/5/2045		5,550	5,914

Poland — 0.5%
Republic of Poland 1.25%, 10/25/2030	PLN	52,940	14,122

Portugal — 0.9%
Obrigacoes do Tesouro 0.48%, 10/18/2030(b)	EUR	11,550	14,383
Portuguese Republic 5.13%, 10/15/2024(b)		12,380	14,449

			28,832

Qatar — 0.4%
State of Qatar
4.63%, 6/2/2046(b)		528	711
5.10%, 4/23/2048(b)		5,270	7,529
4.40%, 4/16/2050(c)		2,960	3,907

			12,147

Romania — 0.3%
Romania Government Bond
2.63%, 12/2/2040(c)	EUR	2,662	3,199
4.63%, 4/3/2049(c)	EUR	3,467	5,410

			8,609

Russia — 1.0%
Russian Federation
6.00%, 10/6/2027	RUB	225,630	3,035
7.65%, 4/10/2030	RUB	818,710	12,166
7.25%, 5/10/2034	RUB	359,479	5,177
7.70%, 3/16/2039	RUB	200,720	3,039
5.88%, 9/16/2043(b)		5,400	7,649

			31,066

Senegal — 0.4%
Republic of Senegal
6.25%, 5/23/2033(b)		5,310	5,856
6.75%, 3/13/2048(b)		6,320	6,849

			12,705

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Serbia — 0.1%
Republic of Serbia 1.50%, 6/26/2029(c)	EUR	3,130	3,771

South Africa — 1.0%
Republic of South Africa
Series R213, 7.00%, 2/28/2031	ZAR	317,840	17,229
8.88%, 2/28/2035	ZAR	244,750	13,698

			30,927

Ukraine — 0.4%
Ukraine Government Bond
7.75%, 9/1/2026(b)		7,830	8,648
7.38%, 9/25/2032(b)		4,000	4,291

			12,939

United Arab Emirates — 0.2%
United Arab Emirates Government Bond 4.00%, 7/28/2050(c)		6,850	7,056

United Kingdom — 1.0%
UK Treasury 4.00%, 1/22/2060(b)	GBP	9,930	27,525
United Kingdom of Great Britain and Northern Ireland 0.50%, 10/22/2061(b)	GBP	1,600	1,925

			29,450

Uruguay — 0.2%
Oriental Republic of Uruguay 5.10%, 6/18/2050		4,435	6,081

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $694,558)			735,796

ASSET-BACKED SECURITIES — 6.2%
Cayman Islands — 1.3%
ACIS CLO Ltd. Series 2017-7A, Class A1, 1.56%, 5/1/2027(c)(i)		465	464
AIMCO CLO Series 2017-AA, Class A, 1.48%, 7/20/2029(c)(i)		1,125	1,124
Bain Capital Credit CLO Ltd. Series 2017-1A, Class A1, 1.47%, 7/20/2030(c)(i)		2,000	1,991
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R, 1.47%, 6/9/2030(c)(i)		4,750	4,744
CFIP CLO Ltd. Series 2017-1A, Class A, 1.44%, 1/18/2030(c)(i)		5,200	5,186
Dryden Senior Loan Fund Series 2017-49A, Class A, 1.43%, 7/18/2030(c)(i)		2,014	2,007
LCM XVI LP Series 16A, Class A2R, 1.42%, 10/15/2031(c)(i)		1,860	1,851
Newark BSL CLO 2 Ltd. Series 2017-1A, Class A1, 1.48%, 7/25/2030(c)(i)		4,630	4,624
OCP CLO Ltd. Series 2017-13A, Class A1A, 1.50%, 7/15/2030(c)(i)		4,160	4,155
Octagon Investment Partners 30 Ltd. Series 2017-1A, Class A1, 1.54%, 3/17/2030(c)(i)		1,627	1,625
Renew Series 2017-1A, Class B, 5.75%, 9/20/2052‡(c)		322	332
TIAA CLO II Ltd. Series 2017-1A, Class A, 1.50%, 4/20/2029(c)(i)		2,456	2,453
Trestles CLO Ltd. Series 2017-1A, Class A1A, 1.50%, 7/25/2029(c)(i)		3,620	3,616
Voya CLO Ltd. Series 2017-2A, Class A1, 1.45%, 6/7/2030(c)(i)		4,335	4,329

			38,501

United States — 4.9%
5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022‡(c)		5,484	5,484
ABFC Trust Series 2004-OPT2, Class M2, 1.65%, 7/25/2033‡(i)		2	2
ACC Trust
Series 2019-1, Class A, 3.75%, 5/20/2022(c)		301	302
Series 2018-1, Class C, 6.81%, 2/21/2023(c)		726	730
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033‡(c)		1,590	1,660
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 1.73%, 4/25/2034‡(i)		67	66
American Credit Acceptance Receivables Trust
Series 2017-1, Class D, 3.54%, 3/13/2023(c)		317	318
Series 2017-3, Class D, 3.43%, 10/10/2023(c)		604	607
Series 2018-2, Class E, 5.16%, 9/10/2024(c)		460	478
Series 2018-3, Class C, 3.75%, 10/15/2024(c)		442	445

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-3, Class E, 5.17%, 10/15/2024(c)	670	699
Series 2019-2, Class D, 3.41%, 6/12/2025(c)	3,640	3,764
Series 2019-3, Class C, 2.76%, 9/12/2025(c)	1,200	1,224
Series 2019-3, Class D, 2.89%, 9/12/2025(c)	1,224	1,251
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 0.97%, 2/25/2034‡(i)	67	65
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class C, 4.73%, 9/20/2024(c)	680	706
Business Jet Securities LLC Series 2018-2, Class C, 6.66%, 6/15/2033(c)	2,027	2,035
CIG Auto Receivables Trust
Series 2019-1A, Class B, 3.59%, 8/15/2024(c)	3,255	3,334
Series 2019-1A, Class C, 3.82%, 8/15/2024(c)	1,645	1,687
CLI Funding VI LLC Series 2020-3A, Class A, 2.07%, 10/18/2045(c)	4,307	4,315
Conn’s Receivables Funding LLC
Series 2019-A, Class B, 4.36%, 10/16/2023‡(c)	751	753
Series 2019-A, Class C, 5.29%, 10/16/2023‡(c)	676	667
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	88	88
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 1.28%, 12/25/2032‡(i)	32	32
Series 2004-2, Class M1, 0.90%, 5/25/2034‡(i)	42	42
Series 2004-ECC2, Class M2, 1.13%, 12/25/2034‡(i)	990	990
CPS Auto Receivables Trust Series 2019-B, Class C, 3.35%, 1/15/2024(c)	2,710	2,761
Credit Acceptance Auto Loan Trust
Series 2018-3A, Class B, 3.89%, 10/15/2027(c)	930	952
Series 2018-3A, Class C, 4.04%, 12/15/2027(c)	1,060	1,090
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031(c)	2,545	2,592
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 9/16/2024	4,432	4,593
Series 2018-4, Class D, 4.09%, 1/15/2026	4,770	4,964
Series 2020-1, Class D, 2.70%, 5/17/2027	2,985	3,093
Driven Brands Funding LLC Series 2019-2A, Class A2, 3.98%, 10/20/2049(c)	1,822	1,912
DT Auto Owner Trust
Series 2018-3A, Class C, 3.79%, 7/15/2024(c)	4,350	4,414
Series 2017-4A, Class E, 5.15%, 11/15/2024(c)	1,650	1,690
Series 2018-1A, Class E, 5.42%, 3/17/2025(c)	645	663
Series 2019-4A, Class D, 2.85%, 7/15/2025(c)	3,067	3,163
Exeter Automobile Receivables Trust
Series 2019-3A, Class C, 2.79%, 5/15/2024(c)	1,625	1,658
Series 2018-3A, Class D, 4.35%, 6/17/2024(c)	3,650	3,807
Series 2018-3A, Class E, 5.43%, 8/15/2024(c)	900	964
Series 2018-1A, Class E, 4.64%, 10/15/2024(c)	1,880	1,936
Series 2018-2A, Class E, 5.33%, 5/15/2025(c)	1,790	1,865
Series 2018-3A, Class F, 6.55%, 8/25/2025(c)	880	938
Series 2019-3A, Class E, 4.00%, 8/17/2026(c)	1,570	1,606
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 0.87%, 8/25/2034‡(i)	79	78
Flagship Credit Auto Trust
Series 2018-3, Class A, 3.07%, 2/15/2023(c)	57	58
Series 2016-3, Class E, 6.25%, 10/15/2023(c)	910	929
Series 2018-3, Class C, 3.79%, 12/16/2024(c)	1,090	1,124
FREED ABS Trust
Series 2018-1, Class B, 4.56%, 7/18/2024(c)	569	571
Series 2020-FP1, Class A, 2.52%, 3/18/2027(c)	1,302	1,306
Series 2020-FP1, Class B, 3.06%, 3/18/2027‡(c)	600	605
Series 2020-FP1, Class C, 4.37%, 3/18/2027‡(c)	1,250	1,226
Fremont Home Loan Trust Series 2004-2, Class M2, 1.08%, 7/25/2034(i)	10	10
GLS Auto Receivables Issuer Trust Series 2019-1A, Class C, 3.87%, 12/16/2024(c)	2,000	2,087

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GMAT Trust Series 2013-1A, Class M, 5.00%, 11/25/2043‡(c)(i)	169	166
Home Equity Asset Trust Series 2004-6, Class M2, 1.05%, 12/25/2034‡(i)	39	39
Lendingpoint Funding Trust Series 2018-1, Class B, 6.14%, 11/15/2024‡(c)(i)	5,667	5,610
Lendmark Funding Trust Series 2018-1A, Class B, 4.09%, 12/21/2026‡(c)	730	749
LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019‡(c)	1,477	1,490
Mariner Finance Issuance Trust Series 2018-AA, Class A, 4.20%, 11/20/2030(c)	3,281	3,311
Marlette Funding Trust
Series 2017-3A, Class C, 4.01%, 12/15/2024‡(c)	144	144
Series 2018-1A, Class C, 3.69%, 3/15/2028(c)	567	568
Series 2018-1A, Class D, 4.85%, 3/15/2028‡(c)	450	451
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 1.13%, 7/25/2034(i)	56	55
MFA LLC Series 2018-NPL2, Class A1, 4.16%, 7/25/2048(c)(g)	1,702	1,708
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040‡(c)	102	111
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE1, Class M1, 1.01%, 1/25/2034‡(i)	18	18
New Century Home Equity Loan Trust Series 2003-4, Class M2, 2.88%, 10/25/2033‡(i)	9	9
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025‡(i)	884	871
Series 2018, Class B, 4.61%, 2/9/2030‡	907	920
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025(c)	1,493	1,528
Series 2018-1A, Class D, 4.40%, 1/14/2028(c)	1,810	1,855
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029‡(c)	1,250	1,282
OneMain Financial Issuance Trust Series 2017-1A, Class D, 4.52%, 9/14/2032‡(c)	1,100	1,105
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 2.50%, 4/25/2023(c)(i)	1,980	1,912
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 3.00%, 2/25/2023(c)(i)	1,400	1,371
Series 2018-GT2, Class A, 2.80%, 8/25/2025(c)(i)	3,690	3,574
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(c)	490	503
Series 2018-1A, Class D, 4.14%, 10/15/2024(c)	1,145	1,192
Progress Residential Trust Series 2018-SFR3, Class E, 4.87%, 10/17/2035‡(c)	4,720	4,838
RASC Trust
Series 2005-EMX1, Class M1, 0.80%, 3/25/2035(i)	774	768
Series 2005-KS2, Class M1, 0.80%, 3/25/2035‡(i)	24	24
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(g)	131	137
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(g)	798	857
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030(c)	1,253	1,265
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class F, 6.80%, 9/15/2025(c)	875	885
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032(c)	2,760	2,937
Series 2019-A, Class C, 3.00%, 1/26/2032(c)	2,960	3,112
Series 2019-A, Class D, 3.45%, 1/26/2032(c)	4,000	4,207
Saxon Asset Securities Trust Series 2004-3, Class M1, 1.05%, 12/26/2034‡(i)	231	226
SoFi Consumer Loan Program LLC Series 2017-6, Class B, 3.52%, 11/25/2026‡(c)	1,584	1,626
SoFi Consumer Loan Program Trust
Series 2018-1, Class B, 3.65%, 2/25/2027(c)	1,250	1,281
Series 2018-1, Class C, 3.97%, 2/25/2027‡(c)	730	741
Structured Asset Investment Loan Trust Series 2003-BC10, Class A4, 1.15%, 10/25/2033‡(i)	73	73
Tesla Auto Lease Trust Series 2020-A, Class E, 4.64%, 8/20/2024(c)	1,220	1,276

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Westlake Automobile Receivables Trust
Series 2018-3A, Class E, 4.90%, 12/15/2023(c)	780	808
Series 2018-2A, Class E, 4.86%, 1/16/2024(c)	1,220	1,269
Series 2019-1A, Class D, 3.67%, 3/15/2024(c)	500	517
Series 2018-1A, Class F, 5.60%, 7/15/2024(c)	5,470	5,539
Series 2018-2A, Class F, 6.04%, 1/15/2025(c)	1,701	1,743
Series 2018-3A, Class F, 6.02%, 2/18/2025(c)	1,060	1,089
Series 2019-2A, Class F, 5.00%, 3/16/2026(c)	1,880	1,872

		152,031

TOTAL ASSET-BACKED SECURITIES (Cost $187,561)		190,532

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.9%
United Kingdom — 0.2%
Brass NO 8 plc Series 8A, Class A1, 0.92%, 11/16/2066(c)(i)	2,179	2,187
Lanark Master Issuer plc Series 2019-1A, Class 1A1, 1.03%, 12/22/2069(c)(i)	940	943
Permanent Master Issuer plc Series 2019-1A, Class 1A1, 0.79%, 7/15/2058(c)(i)	1,760	1,764

		4,894

United States — 3.7%
Acre Series 2017-B, 8.39%, 12/22/2021‡	3,000	2,970
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	3,039	3,087
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	63	63
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,039	1,007
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	2,404	2,451
Angel Oak Mortgage Trust Series 2020-1, Class A1, 2.47%, 12/25/2059(c)(i)	2,652	2,680
Angel Oak Mortgage Trust I LLC
Series 2018-PB1, Class A, 5.00%, 8/25/2021(c)	280	280
Series 2019-4, Class A3, 3.30%, 7/26/2049(c)(i)	851	844
Antler Mortgage Trust Series 2018-RTL1, Class M, 7.39%, 5/25/2023‡(c)(g)	5,800	4,863
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 3.16%, 2/25/2037(i)	38	38
CHL GMSR Issuer Trust Series 2018-GT1, Class A, 2.90%, 5/25/2023(c)(i)	1,210	1,166
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	1,330	1,007
COLT Mortgage Loan Trust Series 2019-4, Class A1, 2.58%, 11/25/2049(c)(i)	1,443	1,460
Connecticut Avenue Securities Trust Series 2019-R07, Class 1M2, 2.25%, 10/25/2039‡(c)(i)	3,072	3,056
Deephaven Residential Mortgage Trust Series 2020-1, Class A3, 2.65%, 1/25/2060(c)(i)	2,814	2,843
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 0.41%, 8/19/2045(i)	681	648
FHLMC STACR Trust Series 2018-HQA2, Class M2, 2.45%, 10/25/2048(c)(i)	1,450	1,426
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-HQA4, Class M3, 4.05%, 4/25/2029(i)	2,727	2,824
FHLMC, REMIC
Series 3914, Class LS, IF, IO, 6.66%, 8/15/2026(i)	379	36
Series 4304, Class DI, IO, 2.50%, 1/15/2027	258	8
Series 4030, Class IL, IO, 3.50%, 4/15/2027	251	15
Series 4043, Class PI, IO, 2.50%, 5/15/2027	1,229	64
Series 4057, Class UI, IO, 3.00%, 5/15/2027	694	35
Series 4120, Class UI, IO, 3.00%, 10/15/2027	577	29
Series 4323, Class IW, IO, 3.50%, 4/15/2028	152	7
Series 4311, Class QI, IO, 3.00%, 10/15/2028	749	34
Series 4324, Class AI, IO, 3.00%, 11/15/2028	457	26
Series 4313, Class UI, IO, 3.00%, 3/15/2029	929	63
Series 4280, Class KI, IO, 3.50%, 9/15/2031	657	23

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3716, Class PI, IO, 4.50%, 4/15/2038	25	—	(k)
Series 3459, Class JS, IF, IO, 6.11%, 6/15/2038(i)	306	62
Series 4119, Class LI, IO, 3.50%, 6/15/2039	159	4
Series 3907, Class AI, IO, 5.00%, 5/15/2040	131	6
Series 4018, Class HI, IO, 4.50%, 3/15/2041	232	22
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	262	37
Series 4173, Class I, IO, 4.00%, 3/15/2043	711	126
Series 4305, Class SK, IF, IO, 6.46%, 2/15/2044(i)	5,992	1,365
Series 4372, Class SY, IF, IO, 5.96%, 8/15/2044(i)	876	161
Series 4585, Class JI, IO, 4.00%, 5/15/2045	1,985	285
Series 4694, Class SA, IF, IO, 5.96%, 6/15/2047(i)	5,335	853
Series 4689, Class SD, IF, IO, 6.01%, 6/15/2047(i)	10,842	2,131
Series 4714, Class SA, IF, IO, 6.01%, 8/15/2047(i)	8,294	1,802
Series 4983, Class SY, IF, IO, 5.95%, 5/25/2050(i)	11,153	2,527
Series 5022, IO, 3.00%, 9/25/2050	10,437	1,414
Series 5023, Class MI, IO, 3.00%, 10/25/2050	17,699	2,712
FHLMC, STRIPS Series 319, Class S2, IF, IO, 5.86%, 11/15/2043(i)	13,855	2,674
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 2M2, 5.15%, 7/25/2025(i)	949	974
Series 2016-C03, Class 2M2, 6.05%, 10/25/2028(i)	383	410
Series 2016-C06, Class 1M2, 4.40%, 4/25/2029(i)	1,285	1,345
Series 2017-C06, Class 1M2, 2.80%, 2/25/2030(i)	1,397	1,400
FNMA, REMIC
Series 2011-144, Class SA, IF, IO, 6.50%, 11/25/2025(i)	164	6
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	1,177	77
Series 2013-15, IO, 2.50%, 3/25/2028	1,790	90
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	1,254	98
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	698	41
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	485	23
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	5,962	368
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	4,480	459
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	941	96
Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	99	5
Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	32	1
Series 2012-118, Class DI, IO, 3.50%, 1/25/2040	91	4
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	116	6
Series 2012-93, Class SE, IF, IO, 5.95%, 9/25/2042(i)	2,588	614
Series 2012-93, Class SG, IF, IO, 5.95%, 9/25/2042(i)	607	128
Series 2012-133, Class NS, IF, IO, 6.00%, 12/25/2042(i)	5,093	1,122
Series 2014-14, Class SA, IF, IO, 5.80%, 4/25/2044(i)	8,798	1,766
Series 2015-40, Class LS, IF, IO, 6.02%, 6/25/2045(i)	4,178	799
Series 2015-85, Class SA, IF, IO, 5.47%, 11/25/2045(i)	5,479	956
Series 2016-25, Class SL, IF, IO, 5.85%, 5/25/2046(i)	5,102	1,200
Series 2016-39, Class LS, IF, IO, 5.85%, 7/25/2046(i)	15,061	3,550
Series 2016-61, Class ST, IF, IO, 5.85%, 9/25/2046(i)	10,233	2,493
Series 2016-75, Class SC, IF, IO, 5.95%, 10/25/2046(i)	12,698	2,649
Series 2017-13, Class AS, IF, IO, 5.90%, 2/25/2047(i)	9,426	2,095
Series 2019-42, Class SK, IF, IO, 5.90%, 8/25/2049(i)	7,193	1,338
Series 2017-57, Class SA, IF, IO, 5.95%, 8/25/2057(i)	5,110	1,059

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA, STRIPS
Series 410, Class C12, IO, 5.50%, 7/25/2024	563	15
Series 401, Class C6, IO, 4.50%, 10/25/2029	560	29
GNMA
Series 2003-69, Class SB, IF, IO, 6.46%, 8/16/2033(i)	748	50
Series 2011-13, Class S, IF, IO, 5.81%, 1/16/2041(i)	554	111
Series 2017-107, Class KS, IF, IO, 6.05%, 7/20/2047(i)	8,287	1,539
Series 2019-42, Class SJ, IF, IO, 5.90%, 4/20/2049(i)	6,595	937
Series 2019-115, Class SD, IF, IO, 5.95%, 9/20/2049(i)	2,788	414
Series 2015-H13, Class GI, IO, 1.60%, 4/20/2065(i)	3,764	162
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051‡	2,891	2,804
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(c)(i)	143	69
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 0.34%, 8/19/2037(i)	160	147
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048(c)(i)	641	645
Series 2019-1, Class M1, 3.95%, 1/25/2059‡(c)(i)	2,050	2,092
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	6,000	6,000
JP Morgan Alternative Loan Trust Series 2006-A2, Class 1A1, 0.33%, 5/25/2036(i)	2,293	2,126
LHOME Mortgage Trust Series 2019-RTL3, Class A2, 4.34%, 7/25/2024(c)(g)	1,380	1,363
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.91%, 8/25/2033‡(i)	227	231
OBX Trust Series 2020-EXP1, Class 2A1, 0.90%, 2/25/2060(c)(i)	1,080	1,085
P-stlb 9.25%, 10/11/2026‡	3,800	3,800
PRPM LLC
Series 2020-3, Class A1, 2.86%, 9/25/2025(c)(g)	971	972
Series 2020-3, Class A2, 5.07%, 9/25/2025(c)(g)	1,587	1,587
SART 4.75%, 7/15/2024	3,576	3,594
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.61%, 9/27/2049(c)(i)	2,193	2,232
Series 2020-1, Class A1, 2.27%, 2/25/2050(c)(i)	3,276	3,346
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 3.13%, 2/25/2035(i)	167	174
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(c)(g)	1,621	1,625
Verus Securitization Trust Series 2020-1, Class A1, 2.42%, 1/25/2060(c)(g)	2,862	2,915

		114,470

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $119,762)		119,364

LOAN ASSIGNMENTS — 3.8%(l)
Canada — 0.2%
Concordia Healthcare Corp., Initial Dollar Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 9/6/2024(d)	670	649
KIK Custom Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.00%, 5/15/2023(d)(m)	3,650	3,636
WestJet Airlines Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/11/2026(d)	966	905

		5,190

Luxembourg — 0.0%(a)
Intelsat Jackson Holdings, 1st Lien Term Loan (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023(d)	1,084	1,096

Netherlands — 0.0%(a)
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 4/6/2026(d)	1,318	1,294

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
United Kingdom — 0.0%(a)
Delta 2 SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024(d)	547	532

United States — 3.6%
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 4.25%, 8/30/2024(d)(m)	3,650	3,635
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(d)(m)	3,000	2,991
Ancestry.com, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.75%, 11/24/2027(d)(m)	3,000	2,989
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027(d)(m)	3,000	2,972
Ascend Learning LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024(d)	748	737
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(d)(m)	2,650	2,643
Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.64%, 9/7/2027(d)(m)	2,000	2,002
Avantor Funding, Inc., Term B (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 11/8/2027(d)(m)	4,000	3,995
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.65%, 10/10/2026(d)(m)	1,800	1,791
Brookfield WEC Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/1/2025(d)	1,450	1,434
Buckeye Partners LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 11/1/2026(d)	2,500	2,477
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.48%, 4/3/2024(d)(m)	2,500	2,377
California Resources Corp., Term Loan B-2 (ICE LIBOR USD 3 Month + 9.00%), 10.00%, 10/27/2025‡(d)	191	191
Calpine Corp., Term Loan (ICE LIBOR USD 1 Month + 2.25%), 2.40%, 1/15/2024(d)	491	488
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.64%, 11/18/2024(d)	572	552
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.40%, 3/15/2027(d)	787	769
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(d)	508	508
CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024(d)	335	323
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.65%, 12/18/2026(d)(n)	1,676	1,346
Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 5/22/2024(d)	373	370
Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 4/22/2027(d)(m)	3,005	3,002
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 3/2/2027(d)(m)	3,650	3,590
CPV Shore Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.90%, 12/29/2025(d)	247	244
Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 8/24/2026(d)	1,282	1,064

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024(d)	1,129	1,118
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.89%, 2/6/2026(d)(m)	1,200	1,192
Edgewater Generation LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.90%, 12/13/2025(d)	272	265
EIF Channelview Cogeneration LLC, Term Loan (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 5/3/2025(d)	319	318
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.90%, 10/10/2025(d)	491	399
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(d)(j)	63	32
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(d)(j)	257	—
Flex Acquisition Co., Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.00%, 12/29/2023(d)	277	273
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/1/2024(d)	3,550	3,514
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.22%, 12/30/2026(d)	2,000	1,984
GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.65%, 8/27/2025(d)	926	851
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 10/10/2025(d)(m)	3,650	3,585
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 8/4/2027(d)	2,000	1,997
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/2027(d)(m)	4,150	4,133
Greeneden US Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 12/1/2023(d)	333	332
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 5/16/2024(d)	1,951	1,931
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024(d)(m)	2,928	2,717
Hillman Group, Inc. (The), Initial Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.15%, 5/30/2025(d)(m)	2,000	1,980
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 2.96%, 4/25/2025(d)	455	444
Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.40%, 2/25/2027(d)(m)	3,650	3,586
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025(d)	1,082	1,062
MedRisk, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 12/27/2024(d)	233	229
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 4/1/2024‡(d)	400	400
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024(d)	387	337
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023(d)	1,123	1,107
Nestle Skin Health SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 10/1/2026(d)(m)	3,650	3,645

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 5/1/2025(d)	767	742
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.75%), 8.75%, 5/1/2026(d)	350	277
Penn National Gaming, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 10/15/2025(d)	603	592
Pike Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%; ICE LIBOR USD 3 Month Prime + 2.00%), 3.23%, 7/24/2026(d)(m)	2,000	1,990
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%; ICE LIBOR USD 3 Month + 9.75%), 4.25%, 9/23/2026(d)	838	833
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.65%, 12/22/2025(d)(m)	2,173	2,040
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.46%, 5/16/2025(d)	586	566
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/2023(d)(m)	2,075	2,060
Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.65%, 11/8/2024(d)	328	317
Reynolds Consumer Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 2/4/2027(d)(m)	2,000	1,975
Solera LLC, Dollar Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.90%, 3/3/2023(d)(m)	3,000	2,957
Sonicwall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 7.72%, 5/18/2026(d)	175	149
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 4/16/2025(d)	1,607	1,579
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.90%, 4/16/2025(d)	1,217	1,196
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.21%, 4/16/2026(d)	64	62
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024(d)	981	853
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 4/29/2026(d)	783	775
Ultimate Software Group, Inc. (The), 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 5/4/2026(d)(m)	3,650	3,654
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.40%, 10/22/2025(d)	623	618
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.22%, 5/16/2024(d)	209	204
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 1/8/2027(d)(m)	2,650	2,647
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 2.27%, 11/1/2023(d)	259	258
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.15%, 3/9/2027(d)	3,000	2,945
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.15%, 1/24/2027(d)(m)	1,300	1,275

		110,485

TOTAL LOAN ASSIGNMENTS (Cost $119,506)		118,597

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
Cayman Islands — 0.1%
GPMT Ltd. Series 2018-FL1, Class B, 1.70%, 11/21/2035‡(c)(i)	2,520	2,463

United States — 3.1%
A10 Revolving Asset Financing I LLC 6.25%, 1/9/2020‡(c)(i)	250	250
BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023(c)	4,375	3,775
Banc of America Commercial Mortgage Trust Series 2007-5, Class AJ, 6.02%, 2/10/2051(i)	2,579	2,714
BANK
Series 2019-BN20, Class XA, IO, 0.96%, 9/15/2062(i)	8,439	508
Series 2020-BN25, Class XA, IO, 1.00%, 1/15/2063(i)	32,531	2,213
Citigroup Commercial Mortgage Trust Series 2015-P1, Class D, 3.23%, 9/15/2048‡(c)	1,220	969
Commercial Mortgage Trust Series 2020-CBM, Class D, 3.75%, 2/10/2037‡(c)(i)	5,920	5,627
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	15	14
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.41%, 7/25/2023(i)	66,674	454
Series K729, Class X1, IO, 0.49%, 10/25/2024(i)	28,239	325
Series K731, Class X3, IO, 2.18%, 5/25/2025(i)	3,460	277
Series K739, Class X1, IO, 1.29%, 9/25/2027(i)	40,000	2,915
Series K078, Class X3, IO, 2.29%, 10/25/2028(i)	10,990	1,520
Series K108, Class X1, IO, 1.81%, 3/25/2030(i)	23,000	3,083
Series K117, Class X1, IO, 1.34%, 8/25/2030(i)	42,988	4,182
Series K-1511, Class X3, IO, 3.54%, 4/25/2034(i)	7,620	2,327
Series K153, Class X3, IO, 3.90%, 4/25/2035(i)	5,560	1,668
Series K036, Class X3, IO, 2.18%, 12/25/2041(i)	31,545	1,852
Series K720, Class X3, IO, 1.38%, 8/25/2042(i)	39,172	700
Series K041, Class X3, IO, 1.70%, 11/25/2042(i)	30,520	1,744
Series K718, Class X3, IO, 1.48%, 2/25/2043(i)	112,228	1,484
Series K054, Class X3, IO, 1.65%, 4/25/2043(i)	66,098	4,798
Series K047, Class X3, IO, 1.55%, 6/25/2043(i)	28,400	1,673
Series K050, Class X3, IO, 1.61%, 10/25/2043(i)	21,110	1,373
Series K052, Class X3, IO, 1.67%, 1/25/2044(i)	15,770	1,125
Series K726, Class X3, IO, 2.21%, 7/25/2044(i)	6,381	412
Series K067, Class X3, IO, 2.19%, 9/25/2044(i)	25,210	3,028
Series K729, Class X3, IO, 2.04%, 11/25/2044(i)	7,055	482
Series K724, Class X3, IO, 1.93%, 12/25/2044(i)	10,996	573
Series K071, Class X3, IO, 2.08%, 11/25/2045(i)	19,450	2,302
Series K072, Class X3, IO, 2.21%, 12/25/2045(i)	12,354	1,562
Series K089, Class X3, IO, 2.37%, 1/25/2046(i)	11,650	1,805
Series K088, Class X3, IO, 2.42%, 2/25/2047(i)	12,520	2,013
Series K094, Class X3, IO, 2.20%, 7/25/2047(i)	4,450	663
FNMA ACES
Series 2020-M39, Class X2, IO, 1.73%, 8/25/2031(i)	11,989	1,392
Series 2016-M4, Class X2, IO, 2.71%, 1/25/2039(i)	6,894	392
FREMF
Series 2018-KF46, Class B, 2.09%, 3/25/2028(c)(i)	1,621	1,562
FREMF Mortgage Trust
Series 2017-KF29, Class B, 3.69%, 2/25/2024(c)(i)	1,008	990
Series 2017-KF31, Class B, 3.04%, 4/25/2024(c)(i)	685	671
Series 2017-KF36, Class B, 2.79%, 8/25/2024(c)(i)	843	824
Series 2017-KF38, Class B, 2.64%, 9/25/2024(c)(i)	586	567
Series 2017-KF41, Class B, 2.64%, 11/25/2024(c)(i)	397	384
Series 2018-KF42, Class B, 2.34%, 12/25/2024(c)(i)	1,609	1,561

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-KF45, Class B, 2.09%, 3/25/2025(c)(i)	496	473
Series 2018-KF47, Class B, 2.14%, 5/25/2025(c)(i)	383	365
Series 2016-KF24, Class B, 5.14%, 10/25/2026(c)(i)	231	235
Series 2017-KF40, Class B, 2.84%, 11/25/2027(c)(i)	849	814
Series 2018-KF50, Class B, 2.04%, 7/25/2028(c)(i)	1,374	1,312
Series 2017-K67, Class C, 4.08%, 9/25/2049(c)(i)	1,090	1,158
Series 2017-K729, Class B, 3.80%, 11/25/2049(c)(i)	900	967
Series 2017-K728, Class B, 3.76%, 11/25/2050(c)(i)	4,200	4,504
Series 2017-K728, Class C, 3.76%, 11/25/2050(c)(i)	1,265	1,315
GNMA
Series 2013-48, IO, 0.60%, 7/16/2054(i)	22,140	659
Series 2017-9, IO, 0.66%, 1/16/2057(i)	14,526	690
Series 2017-151, IO, 0.71%, 9/16/2057(i)	4,029	215
Series 2016-157, IO, 0.92%, 11/16/2057(i)	11,802	711
Series 2016-119, IO, 0.99%, 4/16/2058(i)	7,496	409
Series 2017-54, IO, 0.59%, 12/16/2058(i)	7,866	398
Series 2017-23, IO, 0.69%, 5/16/2059(i)	10,413	505
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046(c)(i)	769	777
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.11%, 7/15/2044(i)	343	338
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(i)	1,989	1,148
Morgan Stanley Capital I Trust
Series 2006-T23, Class D, 6.37%, 8/12/2041‡(c)(i)	1,249	1,254
Series 2005-HQ7, Class E, 5.50%, 11/14/2042‡(i)	1,064	1,051
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates Series 1999-LTL1, Class E, 5.00%, 1/22/2026‡(c)	185	187
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(c)(i)	3,076	3,131
Series 2019-3, Class A, 3.03%, 10/25/2049(c)(i)	1,497	1,538
Series 2020-1, Class AFX, 2.61%, 2/25/2050(c)(i)	4,051	4,099

		97,006

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $103,289)		99,469

CONVERTIBLE BONDS — 3.2%
China — 0.3%
GDS Holdings Ltd. 2.00%, 6/1/2025	2,170	3,978
Huazhu Group Ltd. 0.38%, 11/1/2022	3,860	4,697

		8,675

Israel — 0.1%
Nice Ltd. Zero Coupon, 9/15/2025(c)	2,200	2,301

United States — 2.8%
Air Transport Services Group, Inc. 1.13%, 10/15/2024	1,750	2,023
Allegheny Technologies, Inc. 3.50%, 6/15/2025(c)	1,940	2,325
Callaway Golf Co. 2.75%, 5/1/2026(c)	1,433	2,065
Cree, Inc. 0.88%, 9/1/2023	3,545	5,641
DocuSign, Inc. 0.50%, 9/15/2023	1,260	4,022
Envestnet, Inc. 1.75%, 6/1/2023	3,505	4,597
FireEye, Inc. 0.88%, 6/1/2024	2,320	2,345
Fortive Corp. 0.88%, 2/15/2022	4,080	4,120
Guess?, Inc. 2.00%, 4/15/2024	1,845	1,771
II-VI, Inc. 0.25%, 9/1/2022	5,305	8,080
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025(c)	1,710	1,722
Knowles Corp. 3.25%, 11/1/2021	3,260	3,590
Live Nation Entertainment, Inc. 2.50%, 3/15/2023	3,255	3,893
Lyft, Inc. 1.50%, 5/15/2025(c)	2,300	2,897

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Microchip Technology, Inc. 1.63%, 2/15/2027		2,565	5,027
Nuance Communications, Inc. 1.00%, 12/15/2035		1,473	2,691
Nutanix, Inc. Zero Coupon, 1/15/2023		3,430	3,349
ON Semiconductor Corp. 1.63%, 10/15/2023		4,502	6,969
Palo Alto Networks, Inc. 0.38%, 6/1/2025(c)		4,190	4,896
Silicon Laboratories, Inc. 0.63%, 6/15/2025(c)		3,030	3,657
Snap, Inc. 0.75%, 8/1/2026		1,935	3,981
Southwest Airlines Co. 1.25%, 5/1/2025		945	1,394
Square, Inc. 0.50%, 5/15/2023		1,960	5,346
Vocera Communications, Inc. 1.50%, 5/15/2023		855	1,043

			87,444

TOTAL CONVERTIBLE BONDS (Cost $77,112)			98,420

OPTIONS PURCHASED — 0.1%
Call Options Purchased — 0.1%
European Union — 0.0%(a)
Foreign Exchange EUR/NOK 12/10/2020 at EUR 11.27, Vanilla, European Style Notional Amount: EUR 95,164 Counterparty: Goldman Sachs International*	EUR	95,164	4
United States — 0.1%
Foreign Exchange USD/PLN 1/27/2021 at USD 3.86, Vanilla, European Style Notional Amount: USD 55,205 Counterparty: Citibank, NA*		55,205	361
Foreign Exchange USD/RUB 12/23/2020 at USD 75.00, Vanilla, European Style Notional Amount: USD 110,070 Counterparty: Goldman Sachs International*		110,070	2,802
Foreign Exchange USD/RUB 12/23/2020 at USD 79.00, Vanilla, European Style Notional Amount: USD 113,400 Counterparty: Goldman Sachs International*		113,400	580
Foreign Exchange USD/RUB 12/23/2020 at USD 81.00, Vanilla, European Style Notional Amount: USD 110,070 Counterparty: Goldman Sachs International*		110,070	258
Foreign Exchange USD/RUB 12/23/2020 at USD 83.12, Vanilla, European Style Notional Amount: USD 113,400 Counterparty: Goldman Sachs International*		113,400	126

			4,127

TOTAL CALL OPTIONS PURCHASED			4,131

Put Options Purchased — 0.0%(a)
Australia — 0.0%(a)
Foreign Exchange AUD/JPY 2/12/2021 at AUD 69.00, Vanilla, European Style Notional Amount: AUD 204,779 Counterparty: Goldman Sachs International*	AUD	204,779	172

TOTAL OPTIONS PURCHASED (Cost $11,304)			4,303

	Shares (000)
COMMON STOCKS — 0.1%
Canada — 0.0%(a)
Advanz Pharma Corp. Ltd.*		35	166

United Kingdom — 0.0%(a)
Topcompany Ltd.*‡		5,027	7

United States — 0.1%
California Resources Corp.*		55	1,192
Claire’s Stores, Inc.*‡		1	378
Clear Channel Outdoor Holdings, Inc.*		71	106
EP Energy Corp.*		11	258
Goodman Networks, Inc.*‡		1	—
iHeartMedia, Inc., Class A*		4	42
Moran Foods Backstop Equity*‡		23	23
MYT Holding Co.*‡		247	395

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
NMG, Inc.*‡	2	101
Oasis Petroleum, Inc.*	26	898
Penn Virginia Corp.*	2	20
Reminco LLC*‡	4	5
Remington Outdoor Co., Inc.*‡	5	—	(k)
Vistra Corp.	6	116
Whiting Petroleum Corp.*	20	448

		3,982

TOTAL COMMON STOCKS (Cost $5,241)		4,155

	Principal Amount ($000)
SUPRANATIONAL — 0.1%
African Export-Import Bank (The) 5.25%, 10/11/2023(b) (Cost $2,504)	2,380	2,594

	Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.0%(a)
United States — 0.0%(a)
Claire’s Stores, Inc.*‡ (Cost $361)	1	1,603

PREFERRED STOCKS — 0.0%(a)
United States — 0.0%(a)
Goodman Networks, Inc.*‡	1	—	(k)
MYT Holding LLC, Series A, 10.00%, 6/6/2029‡	494	564
Wells Fargo & Co., Series Z, 4.75%, 3/15/2025 ($25 par value)(o)	19	485

TOTAL PREFERRED STOCKS (Cost $917)		1,049

	No. of Warrants (000)
WARRANTS — 0.0%(a)
United States — 0.0%(a)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	36	272
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD*‡	43	—	(k)
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD*‡	1	11

TOTAL WARRANTS (Cost $648)		283

	No. of Rights (000)
RIGHTS — 0.0%(a)
United States — 0.0%(a)
Vistra Corp., expiring 12/31/2049*‡ (Cost $—)	6	7

	Shares (000)
SHORT-TERM INVESTMENTS — 2.8%
INVESTMENT COMPANIES — 2.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(p)(q) (Cost $86,247)	86,200	86,251

Total Investments — 100.6% (Cost $2,967,320)		3,114,170
Liabilities in Excess of Other Assets — (0.6)%		(20,106)

Net Assets — 100.0%		3,094,064

Percentages indicated are based on net assets.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
AUD	Australian Dollar
CLO	Collateralized Loan Obligations
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
DOP	Dominican Republic Peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PJSC	Public Joint Stock Company
PLN	Polish Zloty
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
ZAR	South African Rand

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2020.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(j)	Defaulted security.
(k)	Amount rounds to less than one thousand.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of November 30, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of November 30, 2020.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of November 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	440	12/2020	EUR	91,991	722
U.S. Treasury 10 Year Ultra Note	133	03/2021	USD	20,883	(39)

					683

Short Contracts
Euro-Bobl	(738)	12/2020	EUR	(119,205)	(40)
Euro-Buxl	(282)	12/2020	EUR	(76,177)	(1,952)
Euro-OAT	(610)	12/2020	EUR	(123,560)	(1,911)
U.S. Treasury 2 Year Note	(18)	03/2021	USD	(3,975)	(2)
U.S. Treasury 5 Year Note	(575)	03/2021	USD	(72,450)	(55)
U.S. Treasury 10 Year Note	(2,889)	03/2021	USD	(398,998)	(23)
U.S. Treasury 10 Year Ultra Note	(69)	03/2021	USD	(10,834)	(3)
U.S. Treasury Long Bond	(190)	03/2021	USD	(33,191)	50
U.S. Treasury Ultra Bond	(157)	03/2021	USD	(33,863)	317

					(3,619)

					(2,936)

Abbreviations

EUR	Euro
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of November 30, 2020 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	914	USD	1,073	HSBC Bank, NA	12/3/2020	17
EUR	530	USD	617	Royal Bank of Canada	12/3/2020	15
EUR	5,118	USD	6,080	Standard Chartered Bank	12/3/2020	25
GBP	14,650	USD	19,517	Merrill Lynch International	12/3/2020	13
NOK	108,271	EUR	10,119	HSBC Bank, NA	12/14/2020	97
CLP	11,642,123	USD	15,175	Citibank, NA**	12/22/2020	114
COP	54,565,258	USD	15,016	Bank of America NA**	12/22/2020	143
CZK	352,794	USD	15,837	Citibank, NA	12/22/2020	200
EUR	1,000	USD	1,181	Royal Bank of Canada	12/22/2020	13
GBP	2,677	USD	3,541	Barclays Bank plc	12/22/2020	30
GBP	5,515	USD	7,262	HSBC Bank, NA	12/22/2020	93
HUF	2,887,283	USD	9,538	BNP Paribas	12/22/2020	63
INR	2,143,557	USD	28,665	Goldman Sachs International**	12/22/2020	230
MXN	480,168	USD	23,589	Goldman Sachs International	12/22/2020	117
NZD	43,734	EUR	25,531	Citibank, NA	12/22/2020	191
NZD	22,153	EUR	12,999	State Street Corp.	12/22/2020	17
NZD	2,359	USD	1,622	Merrill Lynch International	12/22/2020	32
NZD	2,132	USD	1,457	Standard Chartered Bank	12/22/2020	38
PLN	122,432	USD	32,384	BNP Paribas	12/22/2020	241
RUB	1,778,346	USD	23,034	Goldman Sachs International**	12/22/2020	196
THB	1,379,833	USD	45,525	Goldman Sachs International	12/22/2020	83
TRY	58,866	USD	7,329	Goldman Sachs International	12/22/2020	141
USD	42,247	CNY	278,527	State Street Corp.**	12/22/2020	25
USD	538	EUR	450	BNP Paribas	12/22/2020	1

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	7,679	TRY	58,866	Barclays Bank plc	12/22/2020	209
USD	7,782	TRY	61,128	HSBC Bank, NA	12/22/2020	25
USD	13,418	ZAR	207,831	Citibank, NA	12/22/2020	35
ZAR	235,506	USD	15,019	Goldman Sachs International	12/22/2020	145
USD	464,263	EUR	386,926	Barclays Bank plc	1/5/2021	2,149
USD	1,476	EUR	1,234	Standard Chartered Bank	1/5/2021	2

Total unrealized appreciation						4,700

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

EUR	386,926	USD	463,741	Barclays Bank plc	12/3/2020	(2,186)
USD	23,494	EUR	19,853	BNP Paribas	12/3/2020	(189)
USD	531	EUR	453	Citibank, NA	12/3/2020	(9)
USD	422,851	EUR	361,566	Goldman Sachs International	12/3/2020	(8,453)
USD	854	EUR	722	Royal Bank of Canada	12/3/2020	(7)
USD	12,824	EUR	10,895	State Street Corp.	12/3/2020	(173)
USD	3,137	GBP	2,373	Barclays Bank plc	12/3/2020	(27)
USD	5,690	GBP	4,295	BNP Paribas	12/3/2020	(36)
USD	920	GBP	693	State Street Corp.	12/3/2020	(4)
USD	9,453	GBP	7,288	TD Bank Financial Group	12/3/2020	(264)
AUD	21,084	EUR	12,999	Goldman Sachs International	12/22/2020	(37)
CLP	11,350,851	USD	15,177	Citibank, NA**	12/22/2020	(270)
INR	1,139,354	USD	15,372	Standard Chartered Bank**	12/22/2020	(13)
USD	31,177	AUD	42,771	BNP Paribas	12/22/2020	(227)
USD	27,693	CAD	36,329	BNP Paribas	12/22/2020	(285)
USD	13,272	CZK	293,653	BNP Paribas	12/22/2020	(76)
USD	951	EUR	800	BNP Paribas	12/22/2020	(4)
USD	227,312	EUR	191,578	Citibank, NA	12/22/2020	(1,375)
USD	1,189	EUR	1,000	HSBC Bank, NA	12/22/2020	(5)
USD	947	EUR	800	Royal Bank of Canada	12/22/2020	(8)
USD	3,375	EUR	2,842	Standard Chartered Bank	12/22/2020	(17)
USD	38,926	GBP	29,540	HSBC Bank, NA	12/22/2020	(470)
USD	595	GBP	449	TD Bank Financial Group	12/22/2020	(4)
USD	7,457	ILS	25,057	HSBC Bank, NA	12/22/2020	(118)
USD	83,564	NZD	121,557	Barclays Bank plc	12/22/2020	(1,675)
USD	3,358	ZAR	52,242	HSBC Bank, NA	12/22/2020	(6)
EUR	5,029	USD	6,034	Royal Bank of Canada	1/5/2021	(28)
USD	488	EUR	412	State Street Corp.	1/5/2021	(4)
USD	19,528	GBP	14,650	Merrill Lynch International	1/5/2021	(14)
USD	804	GBP	604	State Street Corp.	1/5/2021	(2)

Total unrealized depreciation						(15,986)

Net unrealized depreciation						(11,286)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

** Non-deliverable forward.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of November 30, 2020 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.34-V1	1.00	Quarterly	12/20/2025	1.65	USD 25,080	1,577	(838)	739
CDX.NA.EM.34-V1	1.00	Quarterly	12/20/2025	1.65	USD 71,107	4,411	(2,315)	2,096
CDX.NA.EM.34-V1	1.00	Quarterly	12/20/2025	1.65	USD 27,940	1,585	(761)	824

						7,573	(3,914)	3,659

CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.04	USD 39,979	(1,543)	(2,439)	(3,982)
CDX.NA.HY.35-V1	5.00	Quarterly	12/20/2025	3.04	USD 39,979	(1,667)	(2,316)	(3,983)
CDX.NA.IG.35-V1	1.00	Quarterly	12/20/2025	0.50	USD 72,800	(1,679)	(275)	(1,954)
iTraxx.Europe.Crossover.34-V1	5.00	Quarterly	12/20/2025	2.66	EUR 36,971	(2,817)	(2,423)	(5,240)
iTraxx.Europe.Crossover.34-V1	5.00	Quarterly	12/20/2025	2.66	EUR 26,524	(2,110)	(1,650)	(3,760)

						(9,816)	(9,103)	(18,919)

						(2,243)	(13,017)	(15,260)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Written Call Options Contracts as of November 30, 2020 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Foreign Exchange USD/PLN	Citibank, NA	55,205,180	USD 55,205	USD 4.10	1/27/2021	(54)
Foreign Exchange USD/RUB	Goldman Sachs International	110,070,000	USD 110,070	USD 75.00	12/23/2020	(2,802)
Foreign Exchange USD/RUB	Goldman Sachs International	56,700,000	USD 56,700	USD 79.00	12/23/2020	(290)
Foreign Exchange USD/RUB	Goldman Sachs International	110,070,000	USD 110,070	USD 81.00	12/23/2020	(258)
Foreign Exchange USD/RUB	Goldman Sachs International	113,400,000	USD 113,400	USD 83.12	12/23/2020	(126)

Total Written Options Contracts (Premiums Received $8,401)						(3,530)

Abbreviations

PLN	Polish Zloty
RUB	Russian Ruble
USD	United States Dollar

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$38,169	$332		$38,501
United States	—	118,874	33,157		152,031

Total Asset-Backed Securities	—	157,043	33,489		190,532

Collateralized Mortgage Obligations
United Kingdom	—	4,894	—		4,894
United States	—	94,654	19,816		114,470

Total Collateralized Mortgage Obligations	—	99,548	19,816		119,364

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	2,463		2,463
United States	—	86,520	10,486		97,006

Total Commercial Mortgage-Backed Securities	—	86,520	12,949		99,469

Common Stocks
Canada	166	—	—		166
United Kingdom	—	—	7		7
United States	2,822	258	902		3,982

Total Common Stocks	2,988	258	909		4,155

Convertible Bonds	—	98,420	—		98,420
Convertible Preferred Stocks	—	—	1,603		1,603
Corporate Bonds
Argentina	—	980	—		980
Australia	—	4,950	—		4,950
Austria	—	3,109	—		3,109
Azerbaijan	—	2,416	—		2,416
Belgium	—	33,860	—		33,860
Brazil	—	23,045	—		23,045
Canada	—	21,550	—		21,550
Chile	—	6,562	—		6,562
China	—	21,162	—		21,162
Colombia	—	6,994	—		6,994
Denmark	—	5,571	—		5,571
France	—	117,704	—		117,704
Germany	—	68,953	—		68,953
Greece	—	13,645	—		13,645
India	—	5,321	—		5,321
Indonesia	—	19,781	—		19,781
Ireland	—	25,504	—		25,504
Israel	—	6,570	—		6,570
Italy	—	44,853	—		44,853
Japan	—	4,936	—		4,936
Kazakhstan	—	5,645	—		5,645
Kuwait	—	2,809	—		2,809
Luxembourg	—	33,445	—		33,445
Malaysia	—	2,117	—		2,117
Mexico	—	30,516	—		30,516
Morocco	—	2,911	—		2,911
Netherlands	—	34,582	—		34,582
Peru	—	9,348	—		9,348
Portugal	—	13,828	—		13,828
Qatar	—	2,660	—		2,660
Russia	—	5,377	—		5,377
Saudi Arabia	—	11,860	—		11,860
South Africa	—	1,382	—		1,382
Spain	—	65,879	—		65,879
Sweden	—	10,197	—		10,197
Switzerland	—	39,955	—		39,955
Taiwan	—	2,681	—		2,681
Thailand	—	2,618	—		2,618
United Arab Emirates	—	5,907	—		5,907
United Kingdom	—	104,892	—		104,892
United States	—	825,672	—	(a)	825,672

Total Corporate Bonds	—	1,651,747	—	(a)	1,651,747

Foreign Government Securities	—	735,796	—		735,796
Loan Assignments
Canada	—	5,190	—		5,190
Luxembourg	—	1,096	—		1,096
Netherlands	—	1,294	—		1,294
United Kingdom	—	532	—		532
United States	—	109,862	623		110,485

Total Loan Assignments	—	117,974	623		118,597

Options Purchased
Call Options Purchased	—	4,131	—		4,131
Put Options Purchased	—	172	—		172

Total Options Purchased	—	4,303	—		4,303

Preferred Stocks
United States	485	—	564		1,049
Rights	—	—	7		7
Supranational	—	2,594	—		2,594
Warrants	—	—	283		283
Short-Term Investments
Investment Companies	86,251	—	—		86,251

Total Investments in Securities	$89,724	$2,954,203	$70,243		$3,114,170

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,700	$—		$4,700
Futures Contracts	1,089	—	—		1,089

Total Appreciation in Other Financial Instruments	$1,089	$4,700	$—		$5,789

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(15,986)	$—		$(15,986)
Futures Contracts	(4,025)	—	—		(4,025)
Options Written Call Options Written	—	(3,530)	—		(3,530)
Swaps	—	(13,017)	—		(13,017)

Total Depreciation in Other Financial Instruments	$(4,025)	$(32,533)	$—		$(36,558)

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020
Investments in Securities:
Asset-Backed Securities — Cayman Islands	$3,991	$(159)	$19	$— (a)	$—		$(3,519)	$—	$—	$332
Asset-Backed Securities — United States	69,167	(6)	(586)	12	1,572		(29,625)	—	(7,377)	33,157
Collateralized Mortgage Obligations — United States	12,055	1	(1,168)	(1)	—		(1,799)	10,728	—	19,816
Commercial Mortgage-Backed Securities — Cayman Islands	2,519	—	(56)	—	—		—	—	—	2,463
Commercial Mortgage-Backed Securities — United States	14,274	(530)	(938)	(2)	—	(a)	(9,682)	7,364	—	10,486
Common Stocks — Canada	14	—	—	—	—		—	—	(14)	—
Common Stocks — New Zealand	101	100	(48)	—	—		(153)	—	—	—
Common Stocks — United Kingdom	7	—	— (a)	—	—		—	—	—	7
Common Stocks — United States	771	—	(54)	—	197		—	—	(12)	902
Convertible Preferred Stocks — United States	—	200	184	—	1,475		(256)	—	—	1,603
Corporate Bonds — Luxembourg	3,476	—	(211)	3	—		(3,268)	—	—	—
Corporate Bonds — United States	250	89	— (a)	—	—		(339)	—	—	—	(a)
Loan Assignments — United States	63	—	2	5	553		—	—	—	623
Preferred Stocks — United States	1,475	—	89	—	475		(1,475)	—	—	564
Rights — United States	7	—	— (a)	—	—		—	—	—	7
Warrants — United States	507	—	(224)	—	—	(a)	—	—	—	283

Total	$108,677	$(305)	$(2,991)	$17	$4,272		$(50,116)	$18,092	$(7,403)	$70,243

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $(2,318,000).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2020.

There were no significant transfers into or out of level 3 for the period ended November 30, 2020.

Quantitative Information about Level 3 Fair Value Measurements #
(Amounts in thousands)
	Fair Value at November 30, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$23	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x - 6.0x (6.0x)
				Liquidity Discount	0.00% - 30.00% (0.00%)
	5		Pending Distribution	Expected Recovery	$1.20

Common Stock	28

	—	(d)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Discount for potential outcome (e)	30.00% (30.00%)

Preferred Stock	—	(d)

	20,903		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (14.54%)
				Constant Default Rate	0.00% - 20.00% (0.49%)
				Yield (Discount Rate of Cash Flows)	0.85% - 198.14% (3.68%)

Asset-Backed Securities	20,903

	5,380		Discounted Cash Flow	Constant Prepayment Rate	8.33% - 20.00% (13.82%)
				Constant Default Rate	0.00% - 1.59% (0.26%)
				Yield (Discount Rate of Cash Flows)	2.43% - 5.29% (2.99%)

Collateralized Mortgage Obligations	5,380

	10,236		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 0.00% (100.00%)
				Yield (Discount Rate of Cash Flows)	(9.26)% - 199.00% (28.20%)

Commercial Mortgage-Backed Securities	10,236

	623		Pending Distribution	Expected Recovery	50.00% - 100.00% (97.46%)

Loan Assignments	623

Total	$37,170

#

The table above does not include level 3 securities that are valued by brokers and pricing services. At November 30, 2020, the value of these securities was approximately $33,073,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Amount rounds to less than one thousand.
(e)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$16,648	$1,297,568	$1,227,889	$(77)	$1	$86,251	86,200	$695	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.

C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including currencies, futures, securities, options on indices and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over-the-counter options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.